UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 06/30/2017

Item 1 – Report to Stockholders

Portfolio Information as of June 30, 2017	Master Extended Market Index Series

Sector Allocation	Percent of Net Assets

Information Technology	17%
Financials	17
Consumer Discretionary	14
Industrials	13
Health Care	11
Real Estate	9
Materials	6
Energy	4
Utilities	3
Consumer Staples	3
Telecommunications Services	1
Short-Term Securities	2
Liabilities in Excess of Other Assets	—	[1]

For Series compliance purposes, the Series’ sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

[1]	Represents less than 1% of Net Assets.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Series’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	1

Schedule of Investments June 30, 2017 (Unaudited)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
AAR Corp.	4,851	$168,619
Aerojet Rocketdyne Holdings, Inc. (a)	12,531	260,645
Aerovironment, Inc. (a)	3,384	129,269
American Outdoor Brands Corp. (a)	8,805	195,119
Astronics Corp. (a)	3,613	110,088
Axon Enterprise, Inc. (a)	8,193	205,972
BWX Technologies, Inc.	15,533	757,234
CPI Aerostructures, Inc. (a)	2,281	21,441
Cubic Corp.	3,758	173,995
Curtiss-Wright Corp.	6,672	612,356
Ducommun, Inc. (a)	1,874	59,181
Engility Holdings, Inc. (a)	2,637	74,891
Esterline Technologies Corp. (a)	4,934	467,743
HEICO Corp.	4,135	297,058
HEICO Corp., Class A	6,930	430,007
Hexcel Corp.	14,507	765,825
Huntington Ingalls Industries, Inc.	7,137	1,328,624
Innovative Solutions & Support, Inc. (a)	4,600	20,240
KLX, Inc. (a)	8,765	438,250
Kratos Defense & Security Solutions, Inc. (a)	12,478	148,114
Mantech International Corp., Class A	3,813	157,782
Moog, Inc., Class A (a)	4,945	354,655
Orbital ATK, Inc.	9,131	898,125
RBC Bearings, Inc. (a)	3,670	373,459
Spirit Aerosystems Holdings, Inc., Class A	19,253	1,115,519
Sturm Ruger & Co., Inc.	2,841	176,568
Teledyne Technologies, Inc. (a)	5,328	680,119
Triumph Group, Inc.	7,487	236,589
VSE Corp.	1,288	57,934

		10,715,421
Alternative Energy — 0.1%
Aemetis, Inc. (a)	3,787	5,075
Amyris, Inc. (a)	588	1,870
Enphase Energy, Inc. (a)	5,033	4,354
FuelCell Energy, Inc. (a)(b)	6,237	7,734
Green Brick Partners, Inc. (a)	3,198	36,617
Green Plains, Inc.	5,207	107,004
MagneGas Corp. (a)	341	419
Ocean Power Technologies, Inc. (a)	1,146	1,581
Pattern Energy Group, Inc.	11,178	266,483
Plug Power, Inc. (a)	48,739	99,428
Renewable Energy Group, Inc. (a)	5,257	68,078
REX American Resources Corp. (a)	921	88,932
SolarEdge Technologies, Inc. (a)	4,302	86,040
SunPower Corp. (a)	9,200	85,928
TerraVia Holdings, Inc. (a)	13,122	3,064
TPI Composites, Inc. (a)	1,658	30,640

		893,247
Automobiles & Parts — 2.5%
Adient PLC	14,905	974,489
Allison Transmission Holdings, Inc.	23,579	884,448
American Axle & Manufacturing Holdings, Inc. (a)	13,720	214,032
Autoliv, Inc.	13,844	1,520,071
Cooper Tire & Rubber Co.	8,072	291,399
Cooper-Standard Holding, Inc. (a)	2,832	285,664
Dana, Inc.	21,805	486,906
Dorman Products, Inc. (a)	4,690	388,191
Gentex Corp.	45,579	864,634
Gentherm, Inc. (a)	6,500	252,200
Lear Corp.	10,789	1,532,901
Modine Manufacturing Co. (a)	7,896	130,679
Motorcar Parts of America, Inc. (a)	2,943	83,110
Standard Motor Products, Inc.	2,952	154,154
Stoneridge, Inc. (a)	4,259	65,631
Strattec Security Corp.	573	20,284

Common Stocks	Shares	Value
Automobiles & Parts (continued)
Superior Industries International, Inc.	3,414	$70,158
Tenneco, Inc.	8,465	489,531
Tesla, Inc. (a)	19,720	7,130,949
Titan International, Inc.	6,931	83,241
Tower International, Inc.	3,363	75,499
U.S. Auto Parts Network, Inc. (a)	3,527	11,392
Visteon Corp. (a)	5,250	535,815
WABCO Holdings, Inc. (a)	8,158	1,040,227

		17,585,605
Banks — 7.7%
1st Source Corp.	2,766	132,602
Access National Corp.	505	13,393
Allegiance Bancshares, Inc. (a)	857	32,823
American National Bankshares, Inc.	2,205	81,475
Ameris Bancorp	6,468	311,758
Ames National Corp.	2,125	65,025
Arrow Financial Corp.	2,793	88,398
Associated Banc-Corp	22,147	558,104
Astoria Financial Corp.	15,422	310,753
Atlantic Capital Bancshares, Inc. (a)	739	14,041
Banc of California, Inc.	7,769	167,033
Bancfirst Corp.	1,354	130,796
Bancorp of New Jersey, Inc.	2,128	35,538
Bancorp, Inc. (a)	11,498	87,155
BancorpSouth, Inc.	12,804	390,522
Bank Mutual Corp.	7,238	66,228
Bank of Hawaii Corp.	6,926	574,650
Bank of Marin Bancorp	1,247	76,753
Bank of the Ozarks, Inc.	18,890	885,374
BankFinancial Corp.	3,939	58,770
BankUnited, Inc.	16,457	554,765
Banner Corp.	4,201	237,399
Bar Harbor Bankshares	3,386	104,357
BCB Bancorp, Inc.	3,436	52,571
Bear State Financial, Inc.	4,309	40,763
Beneficial Bancorp, Inc.	12,021	180,315
Berkshire Hills Bancorp, Inc.	4,850	170,477
Blue Hills Bancorp, Inc.	5,873	105,127
BofI Holding, Inc. (a)(b)	8,936	211,962
BOK Financial Corp.	3,310	278,470
Boston Private Financial Holdings, Inc.	12,591	193,272
Bridge Bancorp, Inc.	3,096	103,097
Brookline Bancorp, Inc.	11,463	167,360
Bryn Mawr Bank Corp.	2,983	126,777
California First National Bancorp	882	16,626
Camden National Corp.	2,953	126,713
Capital Bank Financial Corp., Class A	4,906	186,919
Capital City Bank Group, Inc.	2,343	47,844
Capitol Federal Financial, Inc.	18,668	265,272
Carolina Financial Corp.	431	13,930
Cathay General Bancorp	11,246	426,786
Centerstate Banks, Inc.	9,978	248,053
Central Pacific Financial Corp.	5,395	169,781
Century Bancorp, Inc., Class A	997	63,409
Chemical Financial Corp.	10,846	525,055
Citizens & Northern Corp.	2,833	65,896
City Holding Co.	2,469	162,633
Civista Bancshares, Inc.	1,968	41,092
Clifton Bancorp, Inc.	4,768	78,815
CNB Financial Corp.	2,894	69,369
CoBiz Financial, Inc.	6,271	109,115
Colony Bankcorp, Inc.	463	6,343
Columbia Banking System, Inc.	8,927	355,741
Commerce Bancshares, Inc.	13,860	787,664
Community Bank System, Inc.	7,777	433,723
Community Trust Bancorp, Inc.	2,821	123,419

See Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
ConnectOne Bancorp, Inc.	4,852	$109,413
CU Bancorp (a)	3,131	113,186
Cullen/Frost Bankers, Inc.	8,928	838,428
Customers Bancorp, Inc. (a)	4,665	131,926
CVB Financial Corp.	15,007	336,607
Dime Community Bancshares, Inc.	5,246	102,822
Eagle Bancorp, Inc. (a)	4,741	300,105
East West Bancorp, Inc.	22,470	1,316,293
Enterprise Bancorp, Inc.	1,672	59,423
Enterprise Financial Services Corp.	4,041	164,873
ESSA Bancorp, Inc.	3,300	48,576
Farmers Capital Bank Corp.	1,739	67,038
Farmers National Banc Corp.	1,039	15,066
FCB Financial Holdings, Inc., Class A (a)	6,809	325,130
Fidelity Southern Corp.	3,947	90,228
Financial Institutions, Inc.	2,741	81,682
First Bancorp, Inc.	2,552	69,057
First Bancorp, North Carolina	3,740	116,912
First BanCorp, Puerto Rico (a)	30,332	175,622
First Busey Corp.	5,356	157,038
First Citizens BancShares, Inc., Class A	1,356	505,381
First Commonwealth Financial Corp.	13,854	175,669
First Community Bancshares, Inc.	3,087	84,429
First Connecticut Bancorp, Inc.	3,182	81,618
First Defiance Financial Corp.	1,683	88,660
First Financial Bancorp	9,739	269,770
First Financial Bankshares, Inc.	10,240	452,608
First Financial Corp.	2,125	100,512
First Financial Northwest, Inc.	2,323	37,470
First Foundation, Inc. (a)	1,974	32,433
First Hawaiian, Inc.	8,757	268,139
First Horizon National Corp.	36,886	642,554
First Interstate Bancsystem, Inc., Class A	4,464	166,061
First Merchants Corp.	6,558	263,238
First Midwest Bancorp, Inc.	12,439	289,953
First of Long Island Corp.	4,315	123,409
First Republic Bank	24,051	2,407,505
First South Bancorp, Inc.	3,052	50,480
First United Corp. (a)	2,695	40,290
Flagstar Bancorp, Inc. (a)	3,391	104,511
Flushing Financial Corp.	4,602	129,730
FNB Corp.	49,170	696,247
Franklin Financial Network, Inc. (a)	2,707	111,664
Fulton Financial Corp.	26,033	494,627
German American Bancorp, Inc.	3,628	123,679
Glacier Bancorp, Inc.	12,854	470,585
Great Southern Bancorp, Inc.	2,007	107,374
Great Western Bancorp, Inc.	9,153	373,534
Green Bancorp, Inc. (a)	1,891	36,685
Greene County Bancshares, Inc. (a)(c)	3,466	—
Guaranty Bancorp	3,022	82,198
Hancock Holding Co.	13,573	665,077
Hanmi Financial Corp.	5,135	146,091
HarborOne Bancorp, Inc. (a)	6,258	124,910
Heartland Financial USA, Inc.	4,509	212,374
Heritage Commerce Corp.	5,501	75,804
Heritage Financial Corp.	5,517	146,200
HMN Financial, Inc. (a)	1,907	34,231
Home Bancorp, Inc.	1,783	75,813
Home BancShares, Inc.	20,205	503,104
HomeStreet, Inc. (a)	4,892	135,386
HomeTrust Bancshares, Inc. (a)	3,223	78,641
Hope Bancorp, Inc.	19,879	370,743
Horizon Bancorp	3,930	103,555
Iberiabank Corp.	7,900	643,850
Independent Bank Corp.	8,552	380,468
Independent Bank Group, Inc.	2,309	137,385

Common Stocks	Shares	Value
Banks (continued)
International Bancshares Corp.	8,860	$310,543
Investors Bancorp, Inc.	48,510	648,094
Kearny Financial Corp.	14,266	211,850
Lakeland Bancorp, Inc.	6,993	131,818
Lakeland Financial Corp.	4,198	192,604
LegacyTexas Financial Group, Inc.	6,540	249,370
Live Oak Bancshares, Inc.	4,074	98,591
Macatawa Bank Corp.	6,531	62,306
MainSource Financial Group, Inc.	4,056	135,917
MB Financial, Inc.	11,668	513,859
Mercantile Bank Corp.	3,191	100,453
Meridian Bancorp, Inc.	8,210	138,749
Meta Financial Group, Inc.	1,798	160,022
MidSouth Bancorp, Inc.	2,061	24,217
MidWestOne Financial Group, Inc.	1,932	65,475
MutualFirst Financial, Inc.	1,697	60,583
National Bank Holdings Corp., Class A	4,215	139,559
National Bankshares, Inc.	1,700	69,360
National Commerce Corp. (a)	384	15,187
NBT Bancorp, Inc.	6,847	252,997
New York Community Bancorp, Inc.	75,733	994,374
Nicolet Bankshares, Inc. (a)	258	14,115
Northfield Bancorp, Inc.	7,214	123,720
Northrim BanCorp, Inc.	1,757	53,413
Northwest Bancshares, Inc.	17,883	279,154
Norwood Financial Corp.	1,347	56,911
OceanFirst Financial Corp.	5,201	141,051
OFG Bancorp	7,031	70,310
Ohio Valley Banc Corp.	1,099	39,619
Old National Bancorp	21,036	362,871
Old Second Bancorp, Inc.	6,505	75,133
Opus Bank	3,144	76,085
Oritani Financial Corp.	9,894	168,693
Orrstown Financial Services, Inc.	2,093	47,825
Pacific Continental Corp.	3,946	100,820
Pacific Premier Bancorp, Inc. (a)	5,575	205,717
PacWest Bancorp	18,992	886,926
Park National Corp.	2,061	213,767
Park Sterling Corp.	9,934	118,016
PCSB Financial Corp. (a)	1,002	17,094
Peapack Gladstone Financial Corp.	2,519	78,820
Penns Woods Bancorp, Inc.	2,217	91,296
People’s Utah Bancorp	3,942	105,646
Peoples Bancorp of North Carolina, Inc.	1,497	47,305
Peoples Bancorp, Inc.	3,210	103,137
Peoples Financial Corp. (a)	1,245	17,057
Pinnacle Financial Partners, Inc.	12,145	762,706
Popular, Inc.	16,636	693,888
Porter Bancorp, Inc. (a)	1,229	12,622
Preferred Bank	2,333	124,746
Prosperity Bancshares, Inc.	10,871	698,353
Provident Financial Holdings, Inc.	2,303	44,333
Provident Financial Services, Inc.	9,234	234,359
QCR Holdings, Inc.	2,381	112,859
Renasant Corp.	7,542	329,887
Republic Bancorp, Inc., Class A	1,667	59,512
Republic First Bancorp, Inc. (a)	9,649	89,253
Riverview Bancorp, Inc.	5,394	35,816
S&T Bancorp, Inc.	5,620	201,533
Sandy Spring Bancorp, Inc.	3,931	159,834
Seacoast Banking Corp. of Florida (a)	7,343	176,966
ServisFirst Bancshares, Inc.	7,126	262,878
Shore Bancshares, Inc.	3,680	60,536
Sierra Bancorp	2,508	61,571
Signature Bank (a)	8,515	1,222,158
Simmons First National Corp., Class A	5,530	292,537
South State Corp.	3,796	325,317

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	3

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Southern National Bancorp of Virginia, Inc.	1,607	$28,283
Southside Bancshares, Inc.	4,206	146,958
Southwest Bancorp, Inc.	3,696	94,433
State Bank Financial Corp.	5,894	159,845
Sterling Bancorp	21,492	499,689
Stock Yards Bancorp, Inc.	3,828	148,909
Stonegate Bank	2,415	111,525
Summit Financial Group, Inc.	2,289	50,358
Sun Bancorp, Inc.	2,292	56,498
SVB Financial Group (a)	8,209	1,443,060
Synovus Financial Corp.	19,003	840,693
TCF Financial Corp.	28,535	454,848
Territorial Bancorp, Inc.	2,198	68,556
Texas Capital Bancshares, Inc. (a)	7,746	599,540
TFS Financial Corp.	9,927	153,571
Tompkins Financial Corp.	2,027	159,565
TowneBank	8,811	271,379
Trico Bancshares	3,317	116,593
Tristate Capital Holdings, Inc. (a)	4,560	114,912
Triumph Bancorp, Inc. (a)	1,408	34,566
TrustCo Bank Corp. NY	14,741	114,243
Trustmark Corp.	10,227	328,900
UMB Financial Corp.	6,522	488,237
Umpqua Holdings Corp.	36,461	669,424
Union Bankshares Corp.	7,003	237,402
United Bancorp, Inc.	3,115	38,159
United Bankshares, Inc.	17,703	693,958
United Community Banks, Inc.	11,340	315,252
United Community Financial Corp.	9,075	75,413
United Financial Bancorp, Inc.	8,517	142,149
United Security Bancshares	4,213	38,970
Univest Corp. of Pennsylvania	4,547	136,183
Valley National Bancorp	42,353	500,189
Veritex Holdings, Inc. (a)	958	25,224
Washington Federal, Inc.	14,961	496,705
Washington Trust Bancorp, Inc.	2,472	127,432
WashingtonFirst Bankshares, Inc.	418	14,434
Waterstone Financial, Inc.	4,794	90,367
Webster Financial Corp.	13,987	730,401
WesBanco, Inc.	6,370	251,870
West BanCorp., Inc.	3,190	75,444
Westamerica BanCorp	4,025	225,561
Western Alliance Bancorp (a)	15,095	742,674
Western New England Bancorp, Inc.	7,717	78,328
Wintrust Financial Corp.	8,746	668,544
WSFS Financial Corp.	5,346	242,441
Xenith Bankshares, Inc. (a)	1,536	47,708

		55,377,657
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	1,480	195,582
Coca-Cola Bottling Co. Consolidated	720	164,786
Craft Brew Alliance, Inc. (a)	1,760	29,656
National Beverage Corp.	1,810	169,344
New Age Beverages Corp. (a)	2,290	11,748
Primo Water Corp. (a)	4,659	59,169
Willamette Valley Vineyards, Inc. (a)	2,312	18,704

		648,989
Chemicals — 2.7%
A. Schulman, Inc.	4,402	140,864
Aceto Corp.	4,429	68,428
AdvanSix, Inc. (a)	4,587	143,298
AgroFresh Solutions, Inc. (a)	3,270	23,479
American Vanguard Corp.	3,882	66,964
Ashland Global Holdings, Inc.	9,543	628,979
Axalta Coating Systems Ltd. (a)	34,158	1,094,422

Common Stocks	Shares	Value
Chemicals (continued)
Balchem Corp.	4,848	$376,738
Cabot Corp.	9,923	530,186
Calgon Carbon Corp.	7,617	115,017
Cambrex Corp. (a)	5,555	331,911
Celanese Corp., Series A	22,023	2,090,864
Chase Corp.	1,295	138,176
Chemours Co.	28,557	1,082,881
Codexis, Inc. (a)	2,990	16,296
CSW Industrials, Inc. (a)	2,567	99,215
Ferro Corp. (a)	13,135	240,239
FutureFuel Corp.	3,639	54,913
GCP Applied Technologies, Inc. (a)	10,983	334,981
Hawkins, Inc.	1,620	75,087
HB Fuller Co.	7,981	407,909
Huntsman Corp.	30,183	779,929
Ingevity Corp. (a)	6,519	374,191
Innophos Holdings, Inc.	3,017	132,265
Innospec, Inc.	3,555	233,030
Intrepid Potash, Inc. (a)	24,611	55,621
KMG Chemicals, Inc.	1,469	71,496
Koppers Holdings, Inc. (a)	3,456	124,934
Kraton Corp. (a)	4,717	162,453
Kronos Worldwide, Inc.	3,366	61,329
LSB Industries, Inc. (a)	2,939	30,360
Minerals Technologies, Inc.	5,478	400,990
NewMarket Corp.	1,458	671,380
Nexeo Solutions, Inc. (a)	9,162	76,045
Olin Corp.	25,949	785,736
OMNOVA Solutions, Inc. (a)	6,506	63,433
Platform Specialty Products Corp. (a)	34,204	433,707
PolyOne Corp.	12,483	483,591
Quaker Chemical Corp.	2,000	290,460
Rayonier Advanced Materials, Inc.	6,271	98,580
Rentech, Inc. (a)	3,065	1,388
RPM International, Inc.	20,752	1,132,022
Senomyx, Inc. (a)	7,801	6,475
Sensient Technologies Corp.	6,656	536,008
Stepan Co.	2,878	250,789
TOR Minerals International, Inc. (a)	1,000	8,050
Tredegar Corp.	3,711	56,593
Trinseo SA	7,002	481,037
Tronox Ltd., Class A	11,377	172,020
Univar, Inc. (a)	16,537	482,880
Valvoline, Inc.	32,946	781,479
Versum Materials, Inc.	17,836	579,670
Westlake Chemical Corp.	5,649	374,020
WR Grace & Co.	11,117	800,535
Yield10 Bioscience, Inc. (a)	233	1,209
ZAGG, Inc. (a)	4,990	43,164

		19,097,716
Construction & Materials — 2.5%
AAON, Inc.	7,440	274,164
Advanced Drainage Systems, Inc.	5,721	114,992
AECOM (a)	25,374	820,341
Aegion Corp. (a)	5,610	122,747
Ameresco, Inc., Class A (a)	3,372	25,964
American Woodmark Corp. (a)	2,117	202,279
AO Smith Corp.	22,860	1,287,704
Apogee Enterprises, Inc.	4,823	274,139
Argan, Inc.	1,952	117,120
Armstrong Flooring, Inc. (a)	4,145	74,486
Armstrong World Industries, Inc. (a)	7,446	342,516
BlueLinx Holdings, Inc. (a)	2,204	24,046
Blueprint Medicines Corp. (a)	4,972	251,931
BMC Stock Holdings, Inc. (a)	10,503	229,490
Boise Cascade Co. (a)	5,862	178,205

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Construction & Materials (continued)
Builders FirstSource, Inc. (a)	16,643	$254,971
Chicago Bridge & Iron Co. NV	15,246	300,804
Continental Building Products, Inc. (a)	6,349	147,932
Eagle Materials, Inc.	7,609	703,224
EMCOR Group, Inc.	9,242	604,242
Floor & Decor Holdings, Inc., Class A (a)	942	36,983
Foundation Building Materials, Inc. (a)	998	12,834
Generac Holdings, Inc. (a)	9,944	359,277
Gibraltar Industries, Inc. (a)	5,276	188,089
GMS, Inc. (a)	3,431	96,411
The Goldfield Corp. (a)	3,448	18,964
Granite Construction, Inc.	6,000	289,440
Great Lakes Dredge & Dock Corp. (a)	9,666	41,564
Griffon Corp.	4,996	109,662
Hill International, Inc. (a)	7,303	37,976
IES Holdings, Inc. (a)	1,636	29,693
Installed Building Products, Inc. (a)	3,192	169,016
Insteel Industries, Inc.	2,808	92,580
JELD-WEN Holding, Inc. (a)	5,922	192,228
KBR, Inc.	21,005	319,696
Layne Christensen Co. (a)	3,913	34,395
LB Foster Co., Class A	1,479	31,725
Lennox International, Inc.	6,065	1,113,777
Louisiana-Pacific Corp. (a)	22,936	552,987
Masonite International Corp. (a)	4,641	350,395
MasTec, Inc. (a)	9,981	450,642
MDU Resources Group, Inc.	30,233	792,105
Mueller Water Products, Inc., Series A	24,820	289,898
MYR Group, Inc. (a)	2,843	88,190
NCI Building Systems, Inc. (a)	6,628	110,688
Northwest Pipe Co. (a)	2,132	34,666
Omega Flex, Inc.	980	63,112
Orion Group Holdings, Inc. (a)	5,034	37,604
Owens Corning	17,854	1,194,790
Patrick Industries, Inc. (a)	2,393	174,330
PGT Innovations, Inc. (a)	7,825	100,160
Ply Gem Holdings, Inc. (a)	3,732	66,989
Primoris Services Corp.	5,751	143,430
Quanex Building Products Corp.	5,075	107,336
Simpson Manufacturing Co., Inc.	5,984	261,561
Sterling Construction Co., Inc. (a)	5,074	66,317
Summit Materials, Inc., Class A (a)	17,822	514,521
Tecogen, Inc. (a)	1,236	4,116
Thermon Group Holdings, Inc. (a)	5,345	102,464
TopBuild Corp. (a)	6,084	322,878
Trex Co., Inc. (a)	4,443	300,613
Tutor Perini Corp. (a)	6,087	175,001
Universal Forest Products, Inc.	3,003	262,192
US Concrete, Inc. (a)	2,627	206,351
USG Corp. (a)	13,936	404,423
Valmont Industries, Inc.	3,655	546,788
Watsco, Inc.	4,746	731,833
Watts Water Technologies, Inc., Class A	4,970	314,104

		18,296,091
Electricity — 1.3%
ALLETE, Inc.	7,611	545,556
Avangrid, Inc.	8,369	369,491
Black Hills Corp.	8,064	544,078
Calpine Corp. (a)	59,430	804,088
Covanta Holding Corp.	20,330	268,356
Dynegy, Inc. (a)	23,962	198,166
El Paso Electric Co.	6,588	340,600
Great Plains Energy, Inc.	33,516	981,348
Hawaiian Electric Industries, Inc.	18,220	589,964
IDACORP, Inc.	7,629	651,135
MGE Energy, Inc.	5,537	356,306

Common Stocks	Shares	Value
Electricity (continued)
NorthWestern Corp.	7,217	$440,381
Ormat Technologies, Inc.	5,791	339,816
Portland General Electric Co.	13,614	622,024
Sunrun, Inc. (a)	6,782	48,288
TerraForm Global, Inc., Class A (a)	8,295	41,890
TerraForm Power, Inc., Class A (a)	11,225	134,700
Unitil Corp.	2,550	123,190
US Geothermal, Inc. (a)	7,641	35,072
Vistra Energy Corp.	41,386	694,871
Vivint Solar, Inc. (a)(b)	11,828	69,194
Westar Energy, Inc.	22,185	1,176,249

		9,374,763
Electronic & Electrical Equipment — 3.2%
Allied Motion Technologies, Inc.	1,620	44,096
Anixter International, Inc. (a)	4,284	335,009
Applied DNA Sciences, Inc. (a)	6,764	11,905
Arrow Electronics, Inc. (a)	14,144	1,109,172
Atkore International Group, Inc. (a)	3,137	70,739
Avnet, Inc.	20,138	782,965
AVX Corp.	6,239	101,945
AZZ, Inc.	3,998	223,088
Badger Meter, Inc.	5,214	207,778
Bel Fuse, Inc., Class B	2,157	53,278
Belden, Inc.	6,483	489,013
Benchmark Electronics, Inc. (a)	7,614	245,932
Brady Corp., Class A	6,969	236,249
Capstone Turbine Corp. (a)	3,678	2,501
Cognex Corp.	13,534	1,149,037
Coherent, Inc. (a)	3,889	874,986
Control4 Corp. (a)	3,575	70,106
CTS Corp.	5,283	114,113
CyberOptics Corp. (a)	1,663	34,341
Daktronics, Inc.	6,043	58,194
Electro Scientific Industries, Inc. (a)	5,070	41,777
eMagin Corp. (a)	6,297	15,428
Encore Wire Corp.	3,537	151,030
Energous Corp. (a)	2,400	39,024
Energy Focus, Inc. (a)	4,423	11,632
EnerNOC, Inc. (a)	4,406	34,147
EnerSys	6,958	504,107
ESCO Technologies, Inc.	3,900	232,635
Fabrinet (a)	6,340	270,464
FARO Technologies, Inc. (a)	2,690	101,682
General Cable Corp.	7,405	121,072
Houston Wire & Cable Co.	3,110	16,328
Hubbell, Inc.	8,019	907,510
II-VI, Inc. (a)	8,248	282,906
Integer Holdings Corp. (a)	4,501	194,668
Intevac, Inc. (a)	5,485	60,883
IntriCon Corp. (a)	2,740	21,920
IPG Photonics Corp. (a)	5,926	859,863
Itron, Inc. (a)	5,094	345,118
Jabil, Inc.	29,351	856,756
Kemet Corp. (a)	7,636	97,741
Keysight Technologies, Inc. (a)	29,131	1,134,070
Kimball Electronics, Inc. (a)	5,162	93,174
Knowles Corp. (a)	15,810	267,505
Landauer, Inc.	1,662	86,923
LightPath Technologies, Inc., Class A (a)	6,052	16,340
Littelfuse, Inc.	3,550	585,750
LSI Industries, Inc.	4,195	37,965
MACOM Technology Solutions Holdings, Inc. (a)	5,247	292,625
Maxwell Technologies, Inc. (a)	5,619	33,658
Mesa Laboratories, Inc.	562	80,540
Methode Electronics, Inc.	5,654	232,945
Microvision, Inc. (a)(b)	10,983	23,284

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	5

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
MTS Systems Corp.	2,593	$134,317
NAPCO Security Technologies, Inc. (a)	4,487	42,178
National Instruments Corp.	17,626	708,918
Novanta, Inc. (a)	5,584	201,024
Nuvectra Corp. (a)	1,322	17,556
NVE Corp.	974	74,998
Orion Energy Systems, Inc. (a)	7,855	10,054
OSI Systems, Inc. (a)	2,791	209,744
Park Electrochemical Corp.	3,206	59,055
Plexus Corp. (a)	5,087	267,424
Powell Industries, Inc.	1,398	44,722
Regal-Beloit Corp.	7,380	601,839
Research Frontiers, Inc. (a)	5,552	7,162
Rogers Corp. (a)	2,685	291,645
Rubicon Technology, Inc. (a)	529	4,899
Sanmina Corp. (a)	11,339	432,016
Sensata Technologies Holding NV (a)	26,687	1,140,069
Sparton Corp. (a)	1,071	23,551
Synthesis Energy Systems, Inc. (a)	5,951	3,987
Trimble, Inc. (a)	40,133	1,431,544
TTM Technologies, Inc. (a)	13,962	242,380
Turtle Beach Corp. (a)	6,063	4,244
Ultralife Corp. (a)	4,545	32,724
Universal Display Corp.	7,124	778,297
Veeco Instruments, Inc. (a)	8,156	227,145
Vicor Corp. (a)	3,135	56,116
Vishay Intertechnology, Inc.	20,274	336,548
Vishay Precision Group, Inc. (a)	2,569	44,444
WESCO International, Inc. (a)	6,444	369,241
Zebra Technologies Corp., Class A (a)	8,305	834,819

		22,898,577
Financial Services — 4.1%
Actinium Pharmaceuticals, Inc. (a)	8,447	10,305
Ally Financial, Inc.	73,616	1,538,574
Artisan Partners Asset Management, Inc., Class A	8,654	265,678
Ashford, Inc. (a)	394	19,397
Associated Capital Group, Inc., Class A	805	27,370
Asta Funding, Inc. (a)	1,501	12,308
Atlanticus Holdings Corp. (a)	251	668
BGC Partners, Inc., Class A	36,260	458,326
Blackhawk Network Holdings, Inc. (a)	9,391	409,448
CIT Group, Inc.	22,713	1,106,123
Cohen & Steers, Inc.	3,036	123,079
Consumer Portfolio Services, Inc. (a)	5,716	26,008
Cowen, Inc., Class A (a)	4,324	70,265
Credit Acceptance Corp. (a)	1,948	500,909
Diamond Hill Investment Group, Inc.	522	104,087
Eaton Vance Corp.	18,334	867,565
Encore Capital Group, Inc. (a)	3,846	154,417
Enova International, Inc. (a)	4,701	69,810
Essent Group Ltd. (a)	12,034	446,943
Evercore Partners, Inc., Class A	6,093	429,556
Ezcorp, Inc., Class A (a)	8,094	62,324
Federal Agricultural Mortgage Corp., Class C	1,734	112,190
Federated Investors, Inc., Class B	13,995	395,359
Financial Engines, Inc.	9,678	354,215
FirstCash, Inc.	7,433	433,344
FNF Group	41,438	1,857,666
FNFV Group (a)	15,419	243,620
GAMCO Investors, Inc., Class A	805	23,828
Global Brokerage, Inc. (a)	1,155	2,310
Green Dot Corp., Class A (a)	6,679	257,342
Greenhill & Co., Inc.	4,276	85,948
Hamilton Lane, Inc., Class A	1,168	25,684
HealthEquity, Inc. (a)	7,076	352,597
Houlihan Lokey, Inc.	3,232	112,797

Common Stocks	Shares	Value
Financial Services (continued)
HRG Group, Inc. (a)	22,134	$391,993
Impac Mortgage Holdings, Inc. (a)	1,830	27,688
Interactive Brokers Group, Inc., Class A	10,219	382,395
INTL. FCStone, Inc. (a)	2,537	95,797
Investment Technology Group, Inc.	5,189	110,214
Investors Title Co.	94	18,183
Janus Henderson Group PLC (a)	29,130	964,494
Jason Industries, Inc. (a)	4,507	5,814
KCG Holdings, Inc., Class A (a)	10,467	208,712
Ladder Capital Corp.	13,533	181,478
Ladenburg Thalmann Financial Services, Inc. (a)	20,288	49,503
Lazard Ltd., Class A	20,140	933,086
Legg Mason, Inc.	13,893	530,157
LendingClub Corp. (a)	48,604	267,808
LendingTree, Inc. (a)	1,296	223,171
Liberty Ventures, Series A (a)	13,059	682,855
LPL Financial Holdings, Inc.	13,361	567,308
MarketAxess Holdings, Inc.	5,863	1,179,049
Marlin Business Services Corp.	1,640	41,246
MGIC Investment Corp. (a)	58,906	659,747
Moelis & Co., Class A	4,535	176,185
MoneyGram International, Inc. (a)	5,436	93,771
MSCI, Inc.	14,533	1,496,754
Nelnet, Inc., Class A	2,846	133,790
NewStar Financial, Inc.	3,072	32,256
NMI Holdings, Inc., Class A (a)	9,420	107,859
NRG Yield, Inc., Class A	8,929	152,329
NRG Yield, Inc., Class C	9,117	160,459
Ocwen Financial Corp. (a)	16,212	43,610
On Deck Capital, Inc. (a)	6,601	30,761
OneMain Holdings, Inc. (a)	8,167	200,827
Oppenheimer Holdings, Inc., Class A	1,705	27,962
PICO Holdings, Inc. (a)	4,035	70,612
Piper Jaffray Cos.	2,366	141,842
PJT Partners, Inc., Class A	2,864	115,190
PRA Group, Inc. (a)	7,260	275,154
Pzena Investment Management, Inc., Class A	3,173	32,238
Radian Group, Inc.	36,684	599,783
Regional Management Corp. (a)	718	16,966
Safeguard Scientifics, Inc. (a)	4,085	48,611
Santander Consumer USA Holdings, Inc. (a)	17,383	221,807
SEI Investments Co.	20,922	1,125,185
SLM Corp. (a)	67,458	775,767
Stewart Information Services Corp.	3,587	162,778
Stifel Financial Corp. (a)	10,470	481,411
TD Ameritrade Holding Corp.	37,306	1,603,785
TESARO, Inc. (a)	5,265	736,363
U.S. Global Investors, Inc., Class A	4,302	6,582
Virtu Financial, Inc., Class A	6,407	113,084
Virtus Investment Partners, Inc.	959	106,401
VolitionRX Ltd. (a)	6,405	22,674
Voya Financial, Inc.	29,818	1,099,986
Waddell & Reed Financial, Inc., Class A	12,521	236,396
Walker & Dunlop, Inc. (a)	4,301	210,018
Westwood Holdings Group, Inc.	1,466	83,108
WisdomTree Investments, Inc.	17,278	175,717
WMIH Corp. (a)	33,498	41,872
World Acceptance Corp. (a)	1,064	79,704

		29,720,355
Fixed Line Telecommunications — 0.3%
8x8, Inc. (a)	14,330	208,502
Cincinnati Bell, Inc. (a)	6,259	122,363
Consolidated Communications Holdings, Inc.	7,242	155,486
Fairpoint Communications, Inc. (a)	3,773	59,047
Frontier Communications Corp. (b)	181,470	210,505
General Communication, Inc., Class A (a)	4,977	182,357

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Fixed Line Telecommunications (continued)
GTT Communications, Inc. (a)	3,853	$121,947
Hawaiian Telcom Holdco, Inc. (a)	2,127	53,154
HC2 Holdings, Inc. (a)	4,461	26,231
IDT Corp., Class B	2,972	42,708
Lumos Networks Corp. (a)	4,097	73,213
Straight Path Communications, Inc., Class B (a)	1,413	253,845
Vonage Holdings Corp. (a)	30,027	196,377
Windstream Holdings, Inc.	28,739	111,507
Zayo Group Holdings, Inc. (a)	14,904	460,534

		2,277,776
Food & Drug Retailers — 0.5%
Casey’s General Stores, Inc.	6,174	661,297
Chefs’ Warehouse, Inc. (a)	3,358	43,654
Core-Mark Holding Co., Inc.	7,129	235,685
Diplomat Pharmacy, Inc. (a)	6,690	99,012
GNC Holdings, Inc., Class A (b)	10,229	86,230
Ingles Markets, Inc., Class A	2,303	76,690
Natural Health Trends Corp.	1,354	37,709
Performance Food Group Co. (a)	14,665	401,821
PetMed Express, Inc.	3,455	140,273
Rite Aid Corp. (a)	169,282	499,382
Smart & Final Stores, Inc. (a)	4,080	37,128
SpartanNash Co.	5,521	143,325
Sprouts Farmers Market, Inc. (a)	20,641	467,932
SUPERVALU, Inc. (a)	41,309	135,907
United Natural Foods, Inc. (a)	7,684	282,003
Vitamin Shoppe, Inc. (a)	3,693	43,023
Weis Markets, Inc.	2,324	113,225

		3,504,296
Food Producers — 2.0%
Alico, Inc.	610	19,093
Amplify Snack Brands, Inc. (a)(b)	5,088	49,048
Andersons, Inc.	3,787	129,326
B&G Foods, Inc.	10,478	373,017
Blue Buffalo Pet Products, Inc. (a)	15,208	346,894
Bunge Ltd.	21,472	1,601,811
Cal-Maine Foods, Inc. (a)	4,515	178,794
Calavo Growers, Inc.	2,423	167,308
Darling Ingredients, Inc. (a)	27,867	438,627
Dean Foods Co.	13,709	233,053
Farmer Bros Co. (a)	1,660	50,215
Flowers Foods, Inc.	29,404	508,983
Fresh Del Monte Produce, Inc.	5,263	267,939
Freshpet, Inc. (a)	2,228	36,985
Griffin Industrial Realty, Inc.	1,073	33,660
Hain Celestial Group, Inc. (a)	16,751	650,274
Herbalife Ltd. (a)	11,297	805,815
Hostess Brands, Inc. (a)	13,475	216,948
HQ Sustainable Maritime Industries, Inc. (a)(c)	4,100	—
Ingredion, Inc.	11,183	1,333,125
J&J Snack Foods Corp.	2,381	314,459
John B Sanfilippo & Son, Inc.	1,422	89,742
Lamb Weston Holdings, Inc.	22,006	969,144
Lancaster Colony Corp.	2,973	364,549
Lifevantage Corp. (a)	3,491	15,116
Lifeway Foods, Inc. (a)	1,804	16,849
Limoneira Co.	2,404	56,807
Lipocine, Inc. (a)	5,425	21,809
Mannatech, Inc.	644	10,240
Medifast, Inc.	1,806	74,895
MGP Ingredients, Inc.	1,817	92,976
Nutraceutical International Corp.	1,376	57,310
Nutrisystem, Inc.	4,434	230,790
Omega Protein Corp.	3,642	65,192
Phibro Animal Health Corp., Class A	2,839	105,185

Common Stocks	Shares	Value
Food Producers (continued)
Pilgrim’s Pride Corp. (a)	9,086	$199,165
Pinnacle Foods, Inc.	18,245	1,083,753
Post Holdings, Inc. (a)	10,224	793,894
Reliv International, Inc. (a)	59	519
Rocky Mountain Chocolate Factory, Inc.	2,724	32,143
Sanderson Farms, Inc.	2,996	346,487
Seaboard Corp.	38	151,810
Seneca Foods Corp., Class A (a)	1,343	41,700
Snyders-Lance, Inc.	13,467	466,228
Tootsie Roll Industries, Inc.	2,779	96,848
TreeHouse Foods, Inc. (a)	9,028	737,497
U.S. Foods Holding Corp. (a)	20,522	558,609
USANA Health Sciences, Inc. (a)	1,572	100,765

		14,535,396
Forestry & Paper — 0.2%
Clearwater Paper Corp. (a)	2,534	118,464
Deltic Timber Corp.	1,574	117,515
Domtar Corp.	9,442	362,762
KapStone Paper and Packaging Corp.	13,378	275,988
Mercer International, Inc.	6,229	71,634
Neenah Paper, Inc.	2,503	200,866
PH Glatfelter Co.	6,319	123,473
Resolute Forest Products (a)	12,838	56,487
Veritiv Corp. (a)	2,308	103,860
Verso Corp., Class A (a)	5,490	25,748

		1,456,797
Gas, Water & Multi-Utilities — 1.5%
American States Water Co.	5,470	259,333
Aqua America, Inc.	27,284	908,557
Artesian Resources Corp., Class A	1,250	47,050
Atmos Energy Corp.	16,009	1,327,947
Avista Corp.	9,641	409,357
Cadiz, Inc. (a)	4,834	65,259
California Water Service Group	7,033	258,814
Chesapeake Utilities Corp.	2,612	195,769
Connecticut Water Service, Inc.	2,258	125,342
Delta Natural Gas Co., Inc.	1,820	55,455
Gas Natural, Inc.	2,422	31,244
Genie Energy Ltd., Class B	3,673	27,988
Middlesex Water Co.	2,592	102,643
National Fuel Gas Co.	13,759	768,303
New Jersey Resources Corp.	12,980	515,306
Northwest Natural Gas Co.	4,404	263,579
ONE Gas, Inc.	7,794	544,099
PNM Resources, Inc.	11,944	456,858
RGC Resources, Inc.	2,773	78,559
SJW Corp.	2,322	114,196
South Jersey Industries, Inc.	12,485	426,613
Southwest Gas Holdings, Inc.	7,106	519,164
Spark Energy, Inc., Class A	918	17,258
Spire, Inc.	6,930	483,368
UGI Corp.	26,803	1,297,533
Vectren Corp.	13,062	763,343
WGL Holdings, Inc.	7,652	638,406
York Water Co.	2,157	75,172

		10,776,515
General Industrials — 1.7%
Actuant Corp., Class A	10,812	265,975
Aptargroup, Inc.	10,013	869,729
Bemis Co., Inc.	15,473	715,626
Berry Global Group, Inc. (a)	20,191	1,151,089
Carlisle Cos., Inc.	10,018	955,717
Crown Holdings, Inc. (a)	22,267	1,328,449
CryoPort, Inc. (a)	4,188	20,605

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	7

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Industrials (continued)
Global Brass & Copper Holdings, Inc.	3,673	$112,210
Graphic Packaging Holding Co.	51,302	706,941
Greif, Inc., Class A	3,637	202,872
Greif, Inc., Class B	1,414	85,406
Harsco Corp. (a)	11,862	190,978
ITT, Inc.	13,665	549,060
Landec Corp. (a)	4,881	72,483
Multi-Color Corp.	2,155	175,848
Myers Industries, Inc.	3,762	67,528
Otter Tail Corp.	5,878	232,769
Owens-Illinois, Inc. (a)	25,629	613,046
Packaging Corp. of America	14,735	1,641,332
Raven Industries, Inc.	5,522	183,883
Rexnord Corp. (a)	15,645	363,746
Silgan Holdings, Inc.	12,070	383,585
Sonoco Products Co.	15,900	817,578
TriMas Corp. (a)	6,652	138,694
UFP Technologies, Inc. (a)	1,471	41,629

		11,886,778
General Retailers — 4.0%
1-800-Flowers.com, Inc., Class A (a)	5,670	55,283
Aaron’s, Inc.	9,518	370,250
Abercrombie & Fitch Co., Class A	10,514	130,794
Adtalem Global Education, Inc.	8,559	324,814
AMERCO, Inc.	821	300,535
America’s Car-Mart, Inc. (a)	1,386	53,915
American Eagle Outfitters, Inc.	25,423	306,347
American Public Education, Inc. (a)	2,731	64,588
Antero Resources Corp. (a)	22,816	493,054
Asbury Automotive Group, Inc. (a)	3,061	173,100
Ascena Retail Group, Inc. (a)	25,130	54,030
At Home Group, Inc. (a)	652	15,185
Autobytel, Inc. (a)	2,014	25,397
Barnes & Noble Education, Inc. (a)	6,163	65,513
Barnes & Noble, Inc.	8,898	67,625
Beacon Roofing Supply, Inc. (a)	9,402	460,698
Big 5 Sporting Goods Corp.	2,684	35,026
Big Lots, Inc.	6,639	320,664
Bon-Ton Stores, Inc. (a)	2,228	975
Boot Barn Holdings, Inc. (a)(b)	2,185	15,470
Bridgepoint Education, Inc. (a)	2,758	40,708
Bright Horizons Family Solutions, Inc. (a)	8,004	617,989
Buckle, Inc.	3,973	70,719
Build-A-Bear Workshop, Inc. (a)	2,727	28,497
Burlington Stores, Inc. (a)	11,157	1,026,332
Cabela’s, Inc. (a)	7,999	475,301
Caleres, Inc.	7,646	212,406
Cambium Learning Group, Inc. (a)	4,720	23,930
Capella Education Co.	1,792	153,395
Care.com, Inc. (a)	1,738	26,244
Career Education Corp. (a)	10,687	102,595
Carriage Services, Inc.	2,462	66,376
Cars.com, Inc. (a)	11,105	295,726
Carvana Co. (a)	1,825	37,358
Cato Corp., Class A	3,894	68,495
CDK Global, Inc.	23,348	1,448,977
Chegg, Inc. (a)	8,886	109,209
Chemed Corp.	2,486	508,462
Chico’s FAS, Inc.	19,485	183,549
Children’s Place, Inc.	2,981	304,360
Christopher & Banks Corp. (a)	6,159	8,068
Citi Trends, Inc.	2,593	55,023
Clean Energy Fuels Corp. (a)	15,034	38,186
Collectors Universe, Inc.	1,741	43,264
Conn’s, Inc. (a)	3,781	72,217
Container Store Group, Inc. (a)	2,847	16,854

Common Stocks	Shares	Value
General Retailers (continued)
Copart, Inc. (a)	31,934	$1,015,182
Destination Maternity Corp. (a)	2,770	8,975
Destination XL Group, Inc. (a)	8,559	20,114
Dick’s Sporting Goods, Inc.	13,922	554,513
Dillard’s, Inc., Class A	3,993	230,356
DSW, Inc., Class A	11,768	208,294
Emerald Expositions Events, Inc.	1,062	23,258
Etsy, Inc. (a)	16,289	244,335
EVINE Live, Inc. (a)	7,906	7,906
Express, Inc. (a)	12,371	83,504
Finish Line, Inc., Class A	6,356	90,065
Five Below, Inc. (a)	8,397	414,560
Francesca’s Holdings Corp. (a)	6,453	70,596
Fred’s, Inc., Class A	4,994	46,095
FTD Cos., Inc. (a)	3,190	63,800
Gaia, Inc. (a)	3,595	40,264
GameStop Corp., Class A	17,079	369,077
Genesco, Inc. (a)	3,006	101,903
Grand Canyon Education, Inc. (a)	7,545	591,603
Group 1 Automotive, Inc.	3,063	193,949
GrubHub, Inc. (a)	13,902	606,127
Guess?, Inc.	9,276	118,547
Haverty Furniture Cos., Inc.	3,228	81,023
Hibbett Sports, Inc. (a)	3,484	72,293
Hillenbrand, Inc.	9,955	359,375
Houghton Mifflin Harcourt Co. (a)	15,421	189,678
HSN, Inc.	4,839	154,364
J. Jill, Inc. (a)	1,051	12,917
JC Penney Co., Inc. (a)(b)	46,484	216,151
K12, Inc. (a)	5,636	100,997
KAR Auction Services, Inc.	21,349	896,018
Kirkland’s, Inc. (a)	2,707	27,828
Lands’ End, Inc. (a)	2,026	30,187
Laureate Education, Inc., Class A (a)	5,435	95,276
Liquidity Services, Inc. (a)	4,477	28,429
Lithia Motors, Inc., Class A	4,016	378,428
Lumber Liquidators Holdings, Inc. (a)	4,057	101,668
MarineMax, Inc. (a)	4,129	80,722
Matthews International Corp., Class A	4,866	298,042
Michaels Cos., Inc. (a)	17,531	324,674
Monro Muffler Brake, Inc.	5,679	237,098
Murphy USA, Inc. (a)	5,579	413,460
Office Depot, Inc.	84,454	476,321
Ollie’s Bargain Outlet Holdings, Inc. (a)	7,432	316,603
Overstock.com, Inc. (a)	2,766	45,086
Party City Holdco, Inc. (a)	3,899	61,019
PCM, Inc. (a)	1,516	28,425
Penske Automotive Group, Inc.	5,762	253,009
Perfumania Holdings, Inc. (a)	1,362	2,315
Pier 1 Imports, Inc.	12,905	66,977
PriceSmart, Inc.	3,440	301,344
Providence Service Corp. (a)	2,023	102,384
RealNetworks, Inc. (a)	5,145	22,278
Regis Corp. (a)	5,786	59,422
Rent-A-Center, Inc.	7,864	92,166
RH (a)(b)	5,091	328,471
Rollins, Inc.	15,119	615,494
Rush Enterprises, Inc., Class A (a)	5,240	194,823
Sally Beauty Holdings, Inc. (a)	22,385	453,296
Sears Holdings Corp. (a)(b)	7,621	67,522
Service Corp. International	29,697	993,365
ServiceMaster Global Holdings, Inc. (a)	21,046	824,793
Shoe Carnival, Inc.	2,381	49,715
Shutterfly, Inc. (a)	5,172	245,670
SiteOne Landscape Supply, Inc. (a)	5,306	276,230
Sonic Automotive, Inc., Class A	4,134	80,406
Sotheby’s (a)	7,190	385,887

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Retailers (continued)
SP Plus Corp. (a)	2,950	$90,122
Sportsman’s Warehouse Holdings, Inc. (a)	4,298	23,209
Stage Stores, Inc.	4,672	9,718
Stamps.com, Inc. (a)	2,505	387,962
Stein Mart, Inc.	4,383	7,407
Strayer Education, Inc.	1,653	154,093
Tailored Brands, Inc.	7,130	79,571
Tile Shop Holdings, Inc.	5,605	115,743
Titan Machinery, Inc. (a)	2,671	48,025
TrueCar, Inc. (a)	11,249	224,193
Trupanion, Inc. (a)(b)	3,225	72,176
Tuesday Morning Corp. (a)	6,404	12,168
Urban Outfitters, Inc. (a)	13,666	253,368
VCA, Inc. (a)	12,570	1,160,337
Weight Watchers International, Inc. (a)	4,031	134,716
West Marine, Inc.	3,086	39,655
Williams-Sonoma, Inc.	12,984	629,724
Winmark Corp.	437	56,351
Zumiez, Inc. (a)	2,839	35,062

		28,445,775
Health Care Equipment & Services — 4.6%
AAC Holdings, Inc. (a)	2,226	15,426
Abaxis, Inc.	3,511	186,153
ABIOMED, Inc. (a)	6,466	926,578
Acadia Healthcare Co., Inc. (a)	11,606	573,104
Accuray, Inc. (a)	12,884	61,199
AdCare Health Systems, Inc. (a)	7,324	7,031
Addus HomeCare Corp. (a)	1,286	47,839
Alere, Inc. (a)	14,033	704,316
Alliance HealthCare Services, Inc. (a)	2,209	29,380
Almost Family, Inc. (a)	2,437	150,241
Alphatec Holdings, Inc. (a)	1,899	3,570
Amedisys, Inc. (a)	4,240	266,314
American Renal Associates Holdings, Inc. (a)	1,388	25,747
Analogic Corp.	1,873	136,073
AngioDynamics, Inc. (a)	7,769	125,935
Anika Therapeutics, Inc. (a)	2,272	112,100
Antares Pharma, Inc. (a)	26,095	84,026
AtriCure, Inc. (a)	5,376	130,368
Atrion Corp.	224	144,099
AxoGen, Inc. (a)	4,935	82,661
Bio-Rad Laboratories, Inc., Class A (a)	3,312	749,539
Biolase, Inc. (a)	11,125	10,791
BioScrip, Inc. (a)	20,256	54,995
Biostage, Inc. (a)	3,656	1,506
BioTelemetry, Inc. (a)	4,630	154,874
Bovie Medical Corp. (a)	4,719	11,656
Brookdale Senior Living, Inc. (a)	28,172	414,410
Bruker Corp.	17,485	504,267
CalAtlantic Group, Inc.	12,261	433,426
Cantel Medical Corp.	5,957	464,110
Capital Senior Living Corp. (a)	4,670	71,031
Cardiovascular Systems, Inc. (a)	5,198	167,532
Civitas Solutions, Inc. (a)	2,868	50,190
Cogentix Medical, Inc. (a)	6,713	11,681
Community Health Systems, Inc. (a)	17,321	172,517
ConforMIS, Inc. (a)	5,799	24,878
CONMED Corp.	3,573	182,009
Corindus Vascular Robotics, Inc. (a)(b)	20,807	38,701
Corvel Corp. (a)	1,635	77,581
CryoLife, Inc. (a)	4,639	92,548
Cutera, Inc. (a)	2,275	58,923
CytoSorbents Corp. (a)	4,303	18,503
DexCom, Inc. (a)	13,180	964,117
Dextera Surgical, Inc. (a)	3,562	1,069
Endologix, Inc. (a)	12,883	62,611

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Ensign Group, Inc.	6,892	$150,039
Exactech, Inc. (a)	1,877	55,935
Five Star Senior Living, Inc. (a)	16,250	24,375
Fluidigm Corp. (a)	4,592	18,552
FONAR Corp. (a)	1,417	39,322
Genesis Healthcare, Inc. (a)	5,313	9,245
GenMark Diagnostics, Inc. (a)	7,790	92,156
Glaukos Corp. (a)	1,961	81,323
Globus Medical, Inc., Class A (a)	11,083	367,401
Haemonetics Corp. (a)	7,760	306,442
Halyard Health, Inc. (a)	8,221	322,921
Healthcare Services Group, Inc.	11,747	550,112
HealthSouth Corp.	13,931	674,260
HealthStream, Inc. (a)	3,976	104,648
Hill-Rom Holdings, Inc.	9,361	745,229
HMS Holdings Corp. (a)	13,041	241,259
ICU Medical, Inc. (a)	2,348	405,030
Inogen, Inc. (a)	2,528	241,222
Insulet Corp. (a)	9,891	507,507
Integra LifeSciences Holdings Corp. (a)	9,568	521,552
Intersect ENT, Inc. (a)	4,481	125,244
Invacare Corp.	4,891	64,561
iRhythm Technologies, Inc. (a)	629	26,726
Juno Therapeutics, Inc. (a)	11,502	343,795
K2M Group Holdings, Inc. (a)	6,090	148,352
Kindred Healthcare, Inc.	12,162	141,687
Lantheus Holdings, Inc. (a)	3,210	56,657
LeMaitre Vascular, Inc.	1,026	32,032
LHC Group, Inc. (a)	2,418	164,158
LifePoint Health, Inc. (a)	6,081	408,339
LivaNova PLC (a)	6,732	412,066
Magellan Health, Inc. (a)	3,447	251,286
Masimo Corp. (a)	6,952	633,883
MEDNAX, Inc. (a)	15,170	915,813
Meridian Bioscience, Inc.	6,734	106,061
Merit Medical Systems, Inc. (a)	8,267	315,386
Molina Healthcare, Inc. (a)	6,417	443,928
Natera, Inc. (a)	4,291	46,600
National Healthcare Corp.	1,472	103,246
Natus Medical, Inc. (a)	5,169	192,804
Navidea Biopharmaceuticals, Inc. (a)	26,298	13,412
Neogen Corp. (a)	6,464	446,727
NeoGenomics, Inc. (a)	9,277	83,122
Nevro Corp. (a)	3,648	271,521
NuVasive, Inc. (a)	7,914	608,745
NxStage Medical, Inc. (a)	9,415	236,034
Omnicell, Inc. (a)	6,517	280,883
OraSure Technologies, Inc. (a)	9,831	169,683
Orthofix International NV (a)	2,789	129,633
Owens & Minor, Inc.	9,148	294,474
PAREXEL International Corp. (a)	8,237	715,878
Penumbra, Inc. (a)	4,182	366,971
PharMerica Corp. (a)	4,613	121,091
Psychemedics Corp.	1,320	32,934
Quidel Corp. (a)	4,380	118,873
Quorum Health Corp. (a)	4,330	17,970
R1 RCM, Inc. (a)	8,267	31,001
RadNet, Inc. (a)	5,911	45,810
Rennova Health, Inc. (a)	26	10
ResMed, Inc.	22,052	1,717,189
Retractable Technologies, Inc. (a)	4,605	5,894
Rockwell Medical, Inc. (a)	7,565	59,990
RTI Surgical, Inc. (a)	10,112	59,155
SeaSpine Holdings Corp. (a)	1,779	20,494
Select Medical Holdings Corp. (a)	16,098	247,104
Spark Therapeutics, Inc. (a)	3,374	201,563
Spectranetics Corp. (a)	6,991	268,454

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	9

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
STAAR Surgical Co. (a)	5,027	$54,292
STERIS PLC	13,340	1,087,210
Surgery Partners, Inc. (a)	3,215	73,141
SurModics, Inc. (a)	2,327	65,505
T2 Biosystems, Inc. (a)	4,053	13,010
Tandem Diabetes Care, Inc. (a)	3,670	2,936
Teladoc, Inc. (a)	5,708	198,068
Teleflex, Inc.	7,031	1,460,761
Tenet Healthcare Corp. (a)	12,189	235,735
Tivity Health, Inc. (a)	5,011	199,688
Triple-S Management Corp., Class B (a)	3,526	59,625
U.S. Physical Therapy, Inc.	1,955	118,082
Utah Medical Products, Inc.	662	47,929
Varex Imaging Corp. (a)	5,658	191,240
ViewRay, Inc. (a)	4,039	26,132
Viveve Medical, Inc. (a)	1,837	13,190
VWR Corp. (a)	13,221	436,425
WellCare Health Plans, Inc. (a)	7,053	1,266,437
West Pharmaceutical Services, Inc.	11,434	1,080,742
Wright Medical Group NV (a)	17,581	483,302
Zafgen, Inc. (a)	2,989	10,491

		32,685,335
Household Goods & Home Construction — 1.6%
ACCO Brands Corp. (a)	16,442	191,549
Bassett Furniture Industries, Inc.	1,739	65,995
Beazer Homes USA, Inc. (a)	5,712	78,369
Briggs & Stratton Corp.	6,373	153,589
Cavco Industries, Inc. (a)	1,393	180,602
Central Garden & Pet Co., Class A (a)	6,265	188,075
Century Communities, Inc. (a)	1,607	39,854
Compx International, Inc.	1,034	15,769
Comstock Holdings Cos., Inc. (a)	1,729	3,493
Dixie Group, Inc. (a)	2,900	13,050
Edgewell Personal Care Co. (a)	8,921	678,174
Energizer Holdings, Inc.	9,658	463,777
Ethan Allen Interiors, Inc.	3,943	127,359
Flexsteel Industries, Inc.	1,215	65,744
Forward Industries, Inc. (a)	2,823	2,992
Herman Miller, Inc.	8,959	272,354
HNI Corp.	6,656	265,375
Hooker Furniture Corp.	1,876	77,197
Hovnanian Enterprises, Inc., Class A (a)	21,351	59,783
Interface, Inc.	9,610	188,837
iRobot Corp. (a)	4,266	358,941
KB Home	12,278	294,304
Knoll, Inc.	7,374	147,849
La-Z-Boy, Inc.	7,437	241,703
LGI Homes, Inc. (a)	2,808	112,825
Libbey, Inc.	3,627	29,234
Lifetime Brands, Inc.	2,050	37,208
M/I Homes, Inc. (a)	4,013	114,571
MDC Holdings, Inc.	5,937	209,754
Meritage Homes Corp. (a)	5,844	246,617
National Presto Industries, Inc.	790	87,295
NVR, Inc. (a)	549	1,323,425
Oil-Dri Corp. of America	1,129	47,429
Scotts Miracle-Gro Co., Class A	6,850	612,801
Select Comfort Corp. (a)	7,058	250,488
Spectrum Brands Holdings, Inc.	3,826	478,403
Steelcase, Inc., Class A	12,921	180,894
Taylor Morrison Home Corp., Class A (a)	9,638	231,408
Tempur Sealy International, Inc. (a)	7,764	414,520
Toll Brothers, Inc.	23,980	947,450
TRI Pointe Group, Inc. (a)	27,495	362,659
Tupperware Brands Corp.	7,915	555,870
Virco Manufacturing Corp. (a)	5,315	28,435

Common Stocks	Shares	Value
Household Goods & Home Construction (continued)
Wayfair, Inc., Class A (a)	4,889	$375,866
WD-40 Co.	2,701	298,055
William Lyon Homes, Class A (a)	4,111	99,240

		11,219,181
Industrial Engineering — 3.2%
AGCO Corp.	10,320	695,465
Alamo Group, Inc.	1,607	145,932
Albany International Corp., Class A	4,299	229,567
Altra Industrial Motion Corp.	5,297	210,821
American Railcar Industries, Inc.	1,354	51,858
Astec Industries, Inc.	2,944	163,421
Babcock & Wilcox Enterprises, Inc. (a)	8,137	95,691
Broadwind Energy, Inc. (a)	4,880	24,595
Ceco Environmental Corp.	4,277	39,263
Chicago Rivet & Machine Co.	494	17,784
CIRCOR International, Inc.	2,547	151,241
Colfax Corp. (a)	15,975	628,936
Columbus McKinnon Corp.	2,933	74,557
Commercial Vehicle Group, Inc. (a)	5,294	44,734
Crane Co.	8,061	639,882
DMC Global, Inc.	2,800	36,680
Donaldson Co., Inc.	20,977	955,293
Douglas Dynamics, Inc.	3,445	113,341
Energy Recovery, Inc. (a)	5,232	43,373
EnPro Industries, Inc.	3,973	283,553
Federal Signal Corp.	9,098	157,941
Franklin Electric Co., Inc.	5,838	241,693
FreightCar America, Inc.	2,656	46,188
Gardner Denver Holdings, Inc. (a)	4,747	102,583
GATX Corp.	6,015	386,584
Gorman-Rupp Co.	2,838	72,284
Graco, Inc.	8,754	956,637
Graham Corp.	1,902	37,393
Greenbrier Cos., Inc.	4,279	197,904
H&E Equipment Services, Inc.	4,783	97,621
Horizon Global Corp. (a)	3,297	47,345
Hurco Cos., Inc.	1,373	47,712
Hyster-Yale Materials Handling, Inc.	1,727	121,322
IDEX Corp.	11,736	1,326,285
John Bean Technologies Corp.	4,869	477,162
Kadant, Inc.	1,829	137,541
Kennametal, Inc.	11,991	448,703
Key Technology, Inc. (a)	998	13,723
Kimball International, Inc., Class B	5,240	87,456
Lincoln Electric Holdings, Inc.	9,781	900,732
Lindsay Corp.	1,858	165,827
Lydall, Inc. (a)	2,799	144,708
Manitex International, Inc. (a)	2,717	18,965
Manitowoc Co., Inc. (a)	23,435	140,844
Materion Corp.	3,097	115,828
Meritor, Inc. (a)	14,861	246,841
Middleby Corp. (a)	9,126	1,108,900
Milacron Holdings Corp. (a)	8,386	147,510
Miller Industries, Inc.	2,019	50,172
MSA Safety, Inc.	4,681	379,957
Mueller Industries, Inc.	9,270	282,272
NACCO Industries, Inc., Class A	799	56,609
Navistar International Corp. (a)	9,906	259,834
Neff Corp., Class A (a)	875	16,625
NN, Inc.	4,181	114,768
Nordson Corp.	8,275	1,003,923
Oshkosh Corp.	11,784	811,682
Paylocity Holding Corp. (a)	3,681	166,308
Perma-Pipe International Holdings, Inc. (a)	1,937	15,496
Proto Labs, Inc. (a)	3,660	246,135
REV Group, Inc.	951	26,324

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Industrial Engineering (continued)
Spartan Motors, Inc.	5,545	$49,073
SPX Corp. (a)	6,490	163,288
SPX FLOW, Inc. (a)	6,381	235,331
Standex International Corp.	2,053	186,207
Sun Hydraulics Corp.	3,942	168,205
Supreme Industries, Inc., Class A	817	13,440
Tennant Co.	2,625	193,725
Terex Corp.	15,786	591,975
Timken Co.	11,296	522,440
TimkenSteel Corp. (a)	5,808	89,269
Toro Co.	16,959	1,175,089
Trinity Industries, Inc.	23,379	655,313
Twin Disc, Inc. (a)	1,831	29,552
Wabash National Corp.	10,252	225,339
Wabtec Corp.	13,427	1,228,570
Welbilt, Inc. (a)	22,964	432,871
Woodward, Inc.	8,805	595,042

		22,625,053
Industrial Metals & Mining — 0.9%
AK Steel Holding Corp. (a)	48,143	316,300
Alcoa Corp.	22,764	743,245
Allegheny Technologies, Inc.	16,681	283,744
Ampco-Pittsburgh Corp.	1,955	28,836
Carpenter Technology Corp.	7,069	264,593
Century Aluminum Co. (a)	7,937	123,658
Cliffs Natural Resources, Inc. (a)	42,381	293,277
Commercial Metals Co.	17,547	340,938
Friedman Industries, Inc.	2,787	15,830
Handy & Harman Ltd. (a)	780	24,492
Haynes International, Inc.	2,039	74,036
Kaiser Aluminum Corp.	3,159	279,635
McEwen Mining, Inc.	36,703	96,529
Olympic Steel, Inc.	1,597	31,110
Real Industry, Inc. (a)	5,569	16,150
Reliance Steel & Aluminum Co.	11,267	820,350
Ryerson Holding Corp. (a)	2,400	23,760
Steel Dynamics, Inc.	38,303	1,371,630
Synalloy Corp. (a)	2,147	24,368
United States Steel Corp.	27,323	604,931
Universal Stainless & Alloy Products, Inc. (a)	1,302	25,389
Uranium Energy Corp. (a)(b)	19,733	31,376
Worthington Industries, Inc.	6,911	347,070

		6,181,247
Industrial Transportation — 1.4%
Air Lease Corp.	14,722	550,014
Air Transport Services Group, Inc. (a)	7,220	157,252
Aircastle Ltd.	8,419	183,113
ArcBest Corp.	3,519	72,491
Ardmore Shipping Corp.	6,365	51,875
Atlas Air Worldwide Holdings, Inc. (a)	3,769	196,553
CAI International, Inc. (a)	2,930	69,148
Celadon Group, Inc.	4,175	13,151
Covenant Transportation Group, Inc., Class A (a)	2,275	39,881
Daseke, Inc. (a)	1,982	22,060
Echo Global Logistics, Inc. (a)	4,536	90,266
Forward Air Corp.	4,502	239,867
FRP Holdings, Inc. (a)	1,209	55,795
Genco Shipping & Trading, Ltd. (a)	177	1,676
Gener8 Maritime, Inc. (a)	12,477	70,994
Genesee & Wyoming, Inc., Class A (a)	9,759	667,418
Heartland Express, Inc.	6,722	139,952
Hub Group, Inc., Class A (a)	5,287	202,756
International Seaways, Inc. (a)	6,407	138,840
Kirby Corp. (a)	8,071	539,546
Knight Transportation, Inc.	9,738	360,793

Common Stocks	Shares	Value
Industrial Transportation (continued)
Landstar System, Inc.	6,328	$541,677
Macquarie Infrastructure Corp.	11,772	922,925
Marten Transport Ltd.	3,567	97,736
Matson, Inc.	6,329	190,123
Old Dominion Freight Line, Inc.	10,806	1,029,163
Overseas Shipholding Group, Inc., Class A (a)	5,813	15,463
PAM Transportation Services, Inc. (a)	659	12,488
Patriot Transportation Holding, Inc. (a)	627	11,204
PHH Corp. (a)	8,457	116,453
Radiant Logistics, Inc. (a)	3,916	21,068
Rand Logistics, Inc. (a)	5,032	1,962
Roadrunner Transportation Systems, Inc. (a)	4,706	34,213
Ryder System, Inc.	7,675	552,447
Saia, Inc. (a)	4,133	212,023
Schneider National, Inc., Class B	3,952	88,406
Swift Transportation Co. (a)	12,764	338,246
Teekay Corp.	6,907	46,070
Textainer Group Holdings Ltd.	3,736	54,172
Triton International Ltd.	4,790	160,178
Universal Logistics Holdings, Inc.	1,233	18,495
USA Truck, Inc. (a)	1,622	14,047
Werner Enterprises, Inc.	6,158	180,737
Wesco Aircraft Holdings, Inc. (a)	8,960	97,216
Willis Lease Finance Corp. (a)	1,351	36,112
World Fuel Services Corp.	10,630	408,724
XPO Logistics, Inc. (a)	12,944	836,571
YRC Worldwide, Inc. (a)	4,920	54,710

		9,956,070
Leisure Goods — 0.9%
Acushnet Holdings Corp.	1,414	28,054
Akoustis Technologies, Inc. (a)	1,429	12,489
Black Diamond, Inc. (a)	4,738	31,508
Brunswick Corp.	14,117	885,559
Callaway Golf Co.	14,931	190,818
Camping World Holdings, Inc., Class A	3,256	100,448
Eastman Kodak Co. (a)	6,100	55,510
Escalade, Inc.	2,070	27,117
Fitbit, Inc., Series A (a)(b)	27,916	148,234
Fox Factory Holding Corp. (a)	6,431	228,944
Glu Mobile, Inc. (a)	17,785	44,462
GoPro, Inc., Class A (a)(b)	15,121	122,934
Johnson Outdoors, Inc., Class A	382	18,416
LCI Industries	3,780	387,072
Malibu Boats, Inc. (a)	3,744	96,857
Marine Products Corp.	1,493	23,306
MCBC Holdings, Inc. (a)	1,194	23,343
Nautilus, Inc. (a)	4,821	92,322
Polaris Industries, Inc.	9,469	873,326
Pool Corp.	6,438	756,916
Take-Two Interactive Software, Inc. (a)	16,476	1,209,009
Thor Industries, Inc.	7,641	798,637
Universal Electronics, Inc. (a)	2,235	149,410
Vista Outdoor, Inc. (a)	9,083	204,458
Winnebago Industries, Inc.	4,162	145,670
Zedge, Inc., Class B (a)	4,053	8,957

		6,663,776
Life Insurance — 0.3%
American Equity Investment Life Holding Co.	11,676	306,845
AMERISAFE, Inc.	3,104	176,773
Atlantic American Corp.	2,927	10,830
Citizens, Inc. (a)	8,213	60,612
CNO Financial Group, Inc.	26,587	555,137
eHealth, Inc. (a)	2,920	54,896
Employers Holdings, Inc.	5,791	244,959
FBL Financial Group, Inc., Class A	1,787	109,900

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	11

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Life Insurance (continued)
Genworth Financial, Inc., Class A (a)	72,971	$275,101
Health Insurance Innovations, Inc., Class A (a)	665	15,628
Independence Holding Co.	1,686	34,479
National Western Life Group, Inc., Class A	376	120,177
Primerica, Inc.	6,834	517,675

		2,483,012
Media — 3.5%
Acxiom Corp. (a)	11,802	306,616
AH Belo Corp., Class A	3,599	19,795
AMC Networks, Inc., Class A (a)	8,997	480,530
Ascent Capital Group, Inc., Class A (a)	2,129	32,701
Avid Technology, Inc. (a)	5,767	30,334
Bankrate, Inc. (a)	7,128	91,595
Beasley Broadcasting Group, Inc., Class A	784	7,683
Cable One, Inc.	747	531,042
Central European Media Enterprises Ltd., Class A (a)	7,802	31,208
Clear Channel Outdoor Holdings, Inc., Class A	5,624	27,276
Cogint, Inc. (a)	4,661	23,538
CSS Industries, Inc.	1,461	38,220
CTN Media Group, Inc. (a)(c)	50	—
Cumulus Media, Inc., Class A (a)	3,185	1,433
Dolby Laboratories, Inc., Class A	8,934	437,409
Dun & Bradstreet Corp.	5,713	617,861
Emmis Communications Corp., Class A (a)	2,653	7,641
Entercom Communications Corp., Class A	4,346	44,981
Entravision Communications Corp., Class A	10,513	69,386
EW Scripps Co., Class A (a)	8,572	152,667
FactSet Research Systems, Inc.	6,258	1,039,954
Gannett Co., Inc.	17,822	155,408
Global Eagle Entertainment, Inc. (a)	7,875	28,035
Graham Holdings Co., Class B	728	436,545
Gray Television, Inc. (a)	10,007	137,096
Groupon, Inc. (a)	60,701	233,092
Harte-Hanks, Inc. (a)	6,749	6,951
John Wiley & Sons, Inc., Class A	7,652	403,643
Lamar Advertising Co., Class A	12,881	947,655
Lee Enterprises, Inc. (a)	8,464	16,082
Liberty Broadband Corp., Class A (a)	4,557	390,945
Liberty Broadband Corp., Class C (a)	10,469	908,186
Liberty Global PLC, Class A (a)	37,155	1,193,419
Liberty Global PLC, Class C (a)	100,941	3,147,340
Liberty Global PLC LiLAC, Class A (a)	7,846	170,807
Liberty Global PLC LiLAC, Class C (a)	18,370	393,302
Liberty Interactive Corp QVC Group, Series A (a)	62,734	1,539,492
Liberty Media Corp-Liberty Formula One, Class A (a)	3,415	119,627
Liberty Media Corp-Liberty Formula One, Class C (a)	18,560	679,667
Liberty Media Corp. - Liberty SiriusXM, Class A (a)	13,849	581,381
Liberty Media Corp. - Liberty SiriusXM, Class C (a)	26,707	1,113,682
Lions Gate Entertainment Corp., Class A	9,198	259,568
Lions Gate Entertainment Corp., Class B (a)	17,152	450,755
Live Nation Entertainment, Inc. (a)	20,841	726,309
Marchex, Inc., Class B (a)	5,246	15,633
McClatchy Co., Class A (a)	1,090	10,181
Meredith Corp.	5,493	326,559
Morningstar, Inc.	2,851	223,347
MSG Networks, Inc., Class A (a)	9,903	222,322
National CineMedia, Inc.	9,730	72,197
New Media Investment Group, Inc.	9,733	131,201
New York Times Co., Class A	18,334	324,512
Nexstar Media Group, Inc., Class A	7,209	431,098
Outfront Media, Inc.	22,277	515,044
Pandora Media, Inc. (a)	37,583	335,240
QuinStreet, Inc. (a)	7,427	30,971
Quotient Technology, Inc. (a)	10,529	121,083
Remark Holdings, Inc. (a)	4,264	11,939
Rubicon Project, Inc. (a)	6,574	33,790

Common Stocks	Shares	Value
Media (continued)
Saga Communications, Inc., Class A	1,046	$47,855
Scholastic Corp.	4,495	195,937
Sinclair Broadcast Group, Inc., Class A	11,439	376,343
Sirius XM Holdings, Inc.	265,254	1,450,939
SPAR Group, Inc. (a)	3,165	3,165
TechTarget, Inc. (a)	2,802	29,057
TEGNA, Inc.	33,291	479,723
TheStreet, Inc. (a)	16,585	13,766
Time, Inc.	15,065	216,183
Trade Desk, Inc., Class A (a)	2,379	119,212
Tribune Media Co., Class A	11,076	451,569
TRONC, Inc. (a)	3,616	46,610
Value Line, Inc.	906	16,580
WebMD Health Corp. (a)	5,699	334,246
XO Group, Inc. (a)	4,167	73,423
Yelp, Inc. (a)	10,004	300,320

		24,990,902
Mining — 0.5%
Arch Coal, Inc.	3,734	255,032
Cloud Peak Energy, Inc. (a)	9,192	32,448
Coeur Mining, Inc. (a)	28,493	244,470
Compass Minerals International, Inc.	5,446	355,624
CONSOL Energy, Inc. (a)	27,128	405,292
Fairmount Santrol Holdings, Inc. (a)	23,727	92,535
General Moly, Inc. (a)	21,436	7,921
Gold Resource Corp.	8,706	35,521
Golden Minerals Co. (a)	9,302	5,221
Hallador Energy Co.	1,809	14,056
Hecla Mining Co.	61,702	314,680
Peabody Energy Corp. (a)	13,908	340,051
Pershing Gold Corp. (a)	5,475	15,275
Royal Gold, Inc.	10,404	813,281
Solitario Exploration & Royalty Corp. (a)	15,315	10,261
SunCoke Energy, Inc. (a)	9,743	106,199
U.S. Silica Holdings, Inc.	11,573	410,726
US Gold Corp. (a)	74	210
Warrior Met Coal, Inc.	1,242	21,275
Westmoreland Coal Co. (a)	3,275	15,949

		3,496,027
Mobile Telecommunications — 0.7%
ATN International, Inc.	1,577	107,930
Globalstar, Inc. (a)	50,267	107,069
Iridium Communications, Inc. (a)	12,372	136,710
NII Holdings, Inc. (a)	14,857	11,945
ORBCOMM, Inc. (a)	10,768	121,678
pdvWireless, Inc. (a)	1,832	42,686
Shenandoah Telecommunications Co.	8,741	268,349
Spok Holdings, Inc.	3,740	66,198
Sprint Corp. (a)	98,751	810,746
T-Mobile U.S., Inc. (a)	44,645	2,706,380
Telephone & Data Systems, Inc.	16,632	461,538
United States Cellular Corp. (a)	1,710	65,527

		4,906,756
Nonlife Insurance — 3.3%
Alleghany Corp. (a)	2,323	1,381,720
Allied World Assurance Co. Holdings AG	13,798	729,914
Ambac Financial Group, Inc. (a)	6,380	110,693
American Financial Group, Inc.	11,215	1,114,435
American National Insurance Co.	1,133	131,983
AmTrust Financial Services, Inc.	16,477	249,462
Arch Capital Group Ltd. (a)	20,346	1,898,078
Argo Group International Holdings Ltd.	4,567	276,760
Aspen Insurance Holdings Ltd.	9,432	470,185
Assured Guaranty Ltd.	19,949	832,671

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Nonlife Insurance (continued)
Athene Holding, Ltd., Class A (a)	8,505	$421,933
Axis Capital Holdings Ltd.	13,546	875,884
Baldwin & Lyons, Inc., Class B	2,261	55,395
Brown & Brown, Inc.	17,946	772,934
CNA Financial Corp.	4,047	197,291
Donegal Group, Inc., Class A	2,337	37,158
EMC Insurance Group, Inc.	1,652	45,893
Enstar Group Ltd. (a)	1,653	328,368
Erie Indemnity Co., Class A	2,694	336,939
Federated National Holding Co.	2,537	40,592
First Acceptance Corp. (a)	8,599	9,803
First American Financial Corp.	17,443	779,528
Global Indemnity Ltd. (a)	1,701	65,948
Greenlight Capital Re Ltd., Class A (a)	5,039	105,315
Hanover Insurance Group, Inc.	7,263	643,720
HCI Group, Inc.	1,768	83,061
Heritage Insurance Holdings, Inc.	4,282	55,752
Hilltop Holdings, Inc.	12,181	319,264
Horace Mann Educators Corp.	6,108	230,882
Infinity Property & Casualty Corp.	2,238	210,372
James River Group Holdings Ltd.	3,102	123,242
Kemper Corp.	7,415	286,219
Kinsale Capital Group, Inc.	2,006	74,844
Maiden Holdings Ltd.	11,098	123,188
Markel Corp. (a)	2,187	2,134,206
MBIA, Inc. (a)	19,667	185,460
Mercury General Corp.	5,530	298,620
National General Holdings Corp.	9,620	202,982
Navigators Group, Inc.	3,594	197,311
Old Republic International Corp.	38,386	749,679
OneBeacon Insurance Group Ltd., Class A	6,739	122,852
ProAssurance Corp.	7,994	486,035
Reinsurance Group of America, Inc.	9,964	1,279,278
RenaissanceRe Holdings Ltd.	6,043	840,279
RLI Corp.	6,231	340,337
Safety Insurance Group, Inc.	2,336	159,549
Selective Insurance Group, Inc.	9,298	465,365
State Auto Financial Corp.	2,450	63,039
State National Cos., Inc.	5,202	95,613
Third Point Reinsurance Ltd. (a)	9,561	132,898
United Fire Group, Inc.	3,306	145,662
United Insurance Holdings Corp.	3,080	48,448
Universal Insurance Holdings, Inc.	4,997	125,924
Validus Holdings Ltd.	12,352	641,933
W.R. Berkley Corp.	15,246	1,054,566
White Mountains Insurance Group Ltd.	711	617,596

		23,807,058
Oil & Gas Producers — 2.3%
Abraxas Petroleum Corp. (a)	26,599	43,090
Adams Resources & Energy, Inc.	460	18,897
Alon USA Energy, Inc.	4,552	60,633
Approach Resources, Inc. (a)	5,719	19,273
Barnwell Industries, Inc. (a)	4,904	8,876
Bill Barrett Corp. (a)	10,675	32,772
Bonanza Creek Energy, Inc. (a)	61	1,934
California Resources Corp. (a)	6,902	59,012
Callon Petroleum Co. (a)	30,703	325,759
Carrizo Oil & Gas, Inc. (a)	9,874	172,005
Centennial Resource Development, Inc., Class A (a)	20,176	319,184
Cheniere Energy, Inc. (a)	37,549	1,829,012
Cobalt International Energy, Inc. (a)	3,352	8,279
Comstock Resources, Inc. (a)	2,950	20,856
Contango Oil & Gas Co. (a)	4,568	30,332
Continental Resources, Inc. (a)(b)	13,189	426,400
CVR Energy, Inc.	2,373	51,636
Dawson Geophysical Co. (a)	5,308	20,807

Common Stocks	Shares	Value
Oil & Gas Producers (continued)
Delek U.S. Holdings, Inc.	8,207	$216,993
Denbury Resources, Inc. (a)	62,278	95,285
Diamondback Energy, Inc. (a)	15,489	1,375,578
Earthstone Energy, Inc. (a)	1,484	14,855
Eclipse Resources Corp. (a)	13,713	39,219
Energen Corp. (a)	15,648	772,542
Energy XXI Gulf Coast, Inc. (a)	4,510	83,751
EP Energy Corp., Class A (a)	8,656	31,681
Era Group, Inc. (a)	2,473	23,395
Evolution Petroleum Corp.	8,686	70,357
EXCO Resources, Inc. (a)	1,925	5,101
Extraction Oil & Gas, Inc. (a)	6,400	86,080
Gastar Exploration, Inc. (a)	27,518	25,482
Gulfport Energy Corp. (a)	25,889	381,863
Halcon Resources Corp. (a)	5,191	23,567
Harvest Natural Resources, Inc. (a)(c)	537	467
HollyFrontier Corp.	28,989	796,328
Houston American Energy Corp. (a)(b)	5,104	3,828
Isramco, Inc. (a)	299	34,206
Jagged Peak Energy, Inc. (a)	4,216	56,284
Jones Energy, Inc., Class A (a)(b)	10,938	17,501
Kosmos Energy Ltd. (a)	35,154	225,337
Laredo Petroleum, Inc. (a)	21,343	224,528
Lilis Energy, Inc. (a)	2,823	13,833
Lonestar Resources US, Inc., Class A (a)	5,226	22,472
Matador Resources Co. (a)	14,824	316,789
Nabors Industries Ltd.	46,773	380,732
Northern Oil and Gas, Inc. (a)	8,538	11,953
Oasis Petroleum, Inc. (a)	36,278	292,038
Pacific Ethanol, Inc. (a)	6,461	40,381
Panhandle Oil and Gas, Inc., Class A	3,182	73,504
Parsley Energy, Inc., Class A (a)	34,937	969,502
PBF Energy, Inc., Class A	18,369	408,894
PDC Energy, Inc. (a)	8,598	370,660
Penn Virginia Corp. (a)	541	19,882
PetroQuest Energy, Inc. (a)	2,933	5,807
Pioneer Energy Services Corp. (a)	13,617	27,915
ProPetro Holding Corp. (a)	2,961	41,336
QEP Resources, Inc. (a)	36,814	371,821
Resolute Energy Corp. (a)	2,931	87,256
Rex Energy Corp. (a)	3,959	11,442
Rice Energy, Inc. (a)	18,655	496,783
Ring Energy, Inc. (a)	8,085	105,105
RSP Permian, Inc. (a)	17,574	567,113
Sanchez Energy Corp. (a)(b)	8,884	63,787
SandRidge Energy, Inc. (a)	2,544	43,782
SemGroup Corp., Class A	7,987	215,649
SilverBow Resources, Inc. (a)	683	17,867
SM Energy Co.	14,914	246,528
Southwestern Energy Co. (a)	77,434	470,799
SRC Energy, Inc. (a)	32,019	215,488
Stone Energy Corp. (a)	2,897	53,247
Syntroleum Corp. (a)(c)	2,214	—
Targa Resources Corp.	33,793	1,527,444
Tellurian, Inc. (a)	8,809	88,354
Torchlight Energy Resources, Inc. (a)	15,877	26,356
Trecora Resources (a)	4,189	47,126
VAALCO Energy, Inc. (a)	10,701	10,005
W&T Offshore, Inc. (a)	5,629	11,033
Whiting Petroleum Corp. (a)	47,233	260,254
WildHorse Resource Development Corp. (a)	3,979	49,220
WPX Energy, Inc. (a)	64,102	619,225
Zion Oil & Gas, Inc. (a)(b)	14,230	48,809

		16,703,176
Oil Equipment, Services & Distribution — 1.1%
Archrock, Inc.	10,345	117,933
Atwood Oceanics, Inc. (a)	12,594	102,641

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	13

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (continued)
Basic Energy Services, Inc. (a)	3,146	$78,335
Bristow Group, Inc.	5,197	39,757
C&J Energy Services, Inc. (a)	9,431	323,200
CARBO Ceramics, Inc. (a)	2,969	20,338
Chart Industries, Inc. (a)	4,840	168,093
Core Laboratories NV	7,112	720,232
Diamond Offshore Drilling, Inc. (a)	9,726	105,333
Dril-Quip, Inc. (a)	6,701	327,009
Ensco PLC, Class A	50,720	261,715
Exterran Corp. (a)	5,172	138,092
Flotek Industries, Inc. (a)	8,081	72,244
Forum Energy Technologies, Inc. (a)	11,673	182,099
Frank’s International NV	9,047	75,000
Geospace Technologies Corp. (a)	2,032	28,103
Gulf Island Fabrication, Inc.	2,513	29,151
Helix Energy Solutions Group, Inc. (a)	22,690	127,972
Hornbeck Offshore Services, Inc. (a)	5,026	14,224
Independence Contract Drilling, Inc. (a)	3,498	13,607
ION Geophysical Corp. (a)	1,418	6,168
Keane Group, Inc. (a)	3,412	54,592
Matrix Service Co. (a)	4,118	38,503
McDermott International, Inc. (a)	43,100	309,027
Mitcham Industries, Inc. (a)	4,047	16,107
MRC Global, Inc. (a)	14,516	239,804
Natural Gas Services Group, Inc. (a)	3,331	82,775
NCS Multistage Holdings, Inc. (a)	1,093	27,522
Newpark Resources, Inc. (a)	13,319	97,895
Noble Corp. PLC	36,851	133,401
NOW, Inc. (a)	16,086	258,663
Oceaneering International, Inc.	14,799	338,009
OGE Energy Corp.	31,439	1,093,763
Oil States International, Inc. (a)	8,015	217,607
Par Pacific Holdings, Inc. (a)	7,652	138,042
Parker Drilling Co. (a)	19,733	26,640
Patterson-UTI Energy, Inc.	26,328	531,562
PHI, Inc. (a)	1,452	14,172
Rowan Cos. PLC, Class A (a)	18,906	193,597
RPC, Inc.	9,161	185,144
SEACOR Holdings, Inc. (a)	2,530	86,779
SEACOR Marine Holdings, Inc. (a)	2,543	51,775
Smart Sand, Inc. (a)	2,218	19,762
Solaris Oilfield Infrastructure, Inc., Class A (a)	1,253	14,447
Superior Energy Services, Inc. (a)	22,991	239,796
Tesco Corp. (a)	8,172	36,365
TETRA Technologies, Inc. (a)	23,714	66,162
Unit Corp. (a)	8,312	155,684
Weatherford International PLC (a)	158,970	615,214
Willbros Group, Inc. (a)	9,067	22,396

		8,256,451
Personal Goods — 0.9%
Avon Products, Inc. (a)	65,408	248,550
Carter’s, Inc.	7,612	677,087
Cherokee, Inc. (a)	1,956	13,594
Columbia Sportswear Co.	4,110	238,627
Crocs, Inc. (a)	11,409	87,963
Culp, Inc.	2,014	65,455
Deckers Outdoor Corp. (a)	4,841	330,447
elf Beauty, Inc. (a)	2,500	68,025
Fossil Group, Inc. (a)	6,527	67,554
G-III Apparel Group Ltd. (a)	6,412	159,979
Helen of Troy Ltd. (a)	4,632	435,871
Iconix Brand Group, Inc. (a)	9,546	65,963
Inter Parfums, Inc.	2,513	92,102
Kate Spade & Co. (a)	19,689	364,050
Lakeland Industries, Inc. (a)	2,101	30,465
lululemon athletica, Inc. (a)	16,717	997,503

Common Stocks	Shares	Value
Personal Goods (continued)
Movado Group, Inc.	2,476	$62,519
Nu Skin Enterprises, Inc., Class A	7,874	494,802
Orchids Paper Products Co.	1,530	19,814
Oxford Industries, Inc.	2,185	136,541
Perry Ellis International, Inc. (a)	2,072	40,321
Revlon, Inc., Class A (a)	1,899	45,006
Rocky Brands, Inc.	1,306	17,566
Sequential Brands Group, Inc. (a)	7,426	29,630
Skechers U.S.A., Inc., Class A (a)	21,774	642,333
Steven Madden Ltd. (a)	8,495	339,375
Unifi, Inc. (a)	2,485	76,538
Vera Bradley, Inc. (a)	3,075	30,074
Vince Holding Corp. (a)	2,985	1,405
Weyco Group, Inc.	1,357	37,833
Wolverine World Wide, Inc.	15,101	422,979

		6,339,971
Pharmaceuticals & Biotechnology — 5.8%
Abeona Therapeutics, Inc. (a)	2,841	18,182
ACADIA Pharmaceuticals, Inc. (a)	15,263	425,685
Accelerate Diagnostics, Inc. (a)	3,723	101,824
Acceleron Pharma, Inc. (a)	4,714	143,258
AcelRx Pharmaceuticals, Inc. (a)(b)	6,998	15,046
Achaogen, Inc. (a)	4,545	98,763
Achillion Pharmaceuticals, Inc. (a)	18,775	86,177
Aclaris Therapeutics, Inc. (a)	2,540	68,885
Acorda Therapeutics, Inc. (a)	6,967	137,250
Adamas Pharmaceuticals, Inc. (a)	2,439	42,658
Adamis Pharmaceuticals Corp. (a)(b)	4,970	25,844
Aduro Biotech, Inc. (a)	4,726	53,876
Advaxis, Inc. (a)	5,697	36,974
Adverum Biotechnologies, Inc. (a)	2,724	6,810
Aerie Pharmaceuticals, Inc. (a)	5,385	282,982
Aevi Genomic Medicine, Inc. (a)	7,157	9,519
Agenus, Inc. (a)	11,520	45,043
Agios Pharmaceuticals, Inc. (a)	7,053	362,877
Aimmune Therapeutics, Inc. (a)	3,518	72,330
Akebia Therapeutics, Inc. (a)	5,628	80,874
Akorn, Inc. (a)	13,339	447,390
Albany Molecular Research, Inc. (a)	4,097	88,905
Alder Biopharmaceuticals, Inc. (a)	6,773	77,551
Aldeyra Therapeutics, Inc. (a)	2,978	13,997
Alimera Sciences, Inc. (a)	7,469	10,382
Alkermes PLC (a)	24,167	1,400,961
Alnylam Pharmaceuticals, Inc. (a)	12,595	1,004,577
Altimmune, Inc.	1,451	4,643
AMAG Pharmaceuticals, Inc. (a)	5,495	101,108
Amicus Therapeutics, Inc. (a)	21,883	220,362
Amphastar Pharmaceuticals, Inc. (a)	5,565	99,391
Ampio Pharmaceuticals, Inc. (a)(b)	8,902	4,639
AnaptysBio, Inc. (a)	641	15,339
Anavex Life Sciences Corp. (a)	8,408	44,731
ANI Pharmaceuticals, Inc. (a)	1,215	56,862
Anthera Pharmaceuticals, Inc. (a)	690	1,118
Applied Genetic Technologies Corp. (a)	2,151	10,970
Apricus Biosciences, Inc. (a)	1,237	1,398
Aptevo Therapeutics, Inc. (a)	2,249	4,655
AquaBounty Technologies, Inc. (a)	136	1,089
Aquinox Pharmaceuticals, Inc. (a)	4,402	61,936
Aratana Therapeutics, Inc. (a)	4,787	34,610
Ardelyx, Inc. (a)	3,216	16,402
Arena Pharmaceuticals, Inc. (a)	7,028	118,562
ArQule, Inc. (a)	14,883	18,455
Array BioPharma, Inc. (a)	27,191	227,589
Arrowhead Pharmaceuticals, Inc. (a)	11,227	18,188
Assembly Biosciences, Inc. (a)	2,704	55,838
Atara Biotherapeutics, Inc. (a)	3,237	45,318

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Athersys, Inc. (a)	16,987	$25,650
Audentes Therapeutics, Inc. (a)	3,127	59,820
AVEO Pharmaceuticals, Inc. (a)	13,305	29,537
Avexis, Inc. (a)	2,863	235,224
Aviragen Therapeutics, Inc. (a)	9,180	6,146
Bellicum Pharmaceuticals, Inc. (a)	3,697	43,181
Bio-Path Holdings, Inc. (a)	16,724	6,492
Bio-Techne Corp.	6,416	753,880
BioCryst Pharmaceuticals, Inc. (a)	10,728	59,648
BioDelivery Sciences International, Inc. (a)	8,009	22,425
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,188	29,700
BioMarin Pharmaceutical, Inc. (a)	27,195	2,469,850
Biospecifics Technologies Corp. (a)	943	46,688
BioTime, Inc. (a)	25,411	80,045
Bioverativ, Inc. (a)	17,433	1,048,944
Bluebird Bio, Inc. (a)	6,662	699,843
BrainStorm Cell Therapeutics, Inc. (a)	3,854	16,033
Calithera Biosciences, Inc. (a)	5,271	78,274
Capricor Therapeutics, Inc. (a)	1,665	1,382
Cara Therapeutics, Inc. (a)(b)	4,726	72,733
Cascadian Therapeutics, Inc. (a)	14,836	55,116
CASI Pharmaceuticals, Inc. (a)	7,740	8,127
Catalent, Inc. (a)	19,937	699,789
Catalyst Pharmaceutical, Inc. (a)	12,442	34,340
CEL-SCI Corp. (a)	861	1,920
Celldex Therapeutics, Inc. (a)	14,541	35,916
Cellular Biomedicine Group, Inc. (a)	1,597	13,974
Cempra, Inc. (a)	7,488	34,445
Cerus Corp. (a)	15,994	40,145
Charles River Laboratories International, Inc. (a)	7,812	790,184
ChemoCentryx, Inc. (a)	2,693	25,206
Chiasma, Inc. (a)	6,599	9,569
Chimerix, Inc. (a)	6,230	33,954
Clearside Biomedical, Inc. (a)	1,800	16,398
Cleveland BioLabs, Inc. (a)	2,800	8,260
Clovis Oncology, Inc. (a)	7,751	725,726
Coherus Biosciences, Inc. (a)	6,187	88,783
Collegium Pharmaceutical, Inc. (a)	3,841	48,051
Conatus Pharmaceuticals, Inc. (a)	4,930	28,397
Concert Pharmaceuticals, Inc. (a)	2,663	37,149
ContraVir Pharmaceuticals, Inc. (a)	18,000	10,440
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	6,152	38,758
Corcept Therapeutics, Inc. (a)	12,029	141,942
Corium International, Inc. (a)	2,454	18,307
CorMedix, Inc. (a)	7,588	3,251
CTI BioPharma Corp. (a)	2,641	8,742
Cumberland Pharmaceuticals, Inc. (a)	4,500	31,815
Curis, Inc. (a)	19,155	36,203
Cymabay Therapeutics, Inc. (a)	4,428	25,505
Cytokinetics, Inc. (a)	6,535	79,074
CytomX Therapeutics, Inc. (a)	3,758	58,249
Cytori Therapeutics, Inc. (a)	2,594	2,853
CytRx Corp. (a)(b)	45,817	28,727
Depomed, Inc. (a)	9,157	98,346
Dermira, Inc. (a)	5,933	172,888
Dicerna Pharmaceuticals, Inc. (a)	2,670	8,464
Durect Corp. (a)	19,556	30,507
Dynavax Technologies Corp. (a)	6,009	57,987
Eagle Pharmaceuticals, Inc. (a)	1,253	98,849
Edge Therapeutics, Inc. (a)	3,751	38,485
Editas Medicine, Inc. (a)	5,018	84,202
Egalet Corp. (a)	2,864	6,788
Eiger Biopharmaceuticals, Inc. (a)	1,169	9,235
Emergent Biosolutions, Inc. (a)	5,255	178,197
Enanta Pharmaceuticals, Inc. (a)	2,059	74,083
Endo International PLC (a)	30,244	337,825
Endocyte, Inc. (a)	7,477	11,216

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Enzo Biochem, Inc. (a)	8,028	$88,629
Epizyme, Inc. (a)	6,286	94,919
Esperion Therapeutics, Inc. (a)	2,194	101,538
Exact Sciences Corp. (a)	17,455	617,383
Exelixis, Inc. (a)	35,489	874,094
Fate Therapeutics, Inc. (a)	4,030	13,057
Fibrocell Science, Inc. (a)	1,528	6,127
FibroGen, Inc. (a)	10,117	326,779
Five Prime Therapeutics, Inc. (a)	4,356	131,159
Flex Pharma, Inc. (a)	2,196	8,455
Flexion Therapeutics, Inc. (a)	3,651	73,823
Fortress Biotech, Inc. (a)	6,807	32,333
Foundation Medicine, Inc. (a)	2,028	80,613
Galectin Therapeutics, Inc. (a)	5,878	14,460
Galena Biopharma, Inc. (a)	1,385	805
Genocea Biosciences, Inc. (a)	3,917	20,447
Genomic Health, Inc. (a)	2,857	92,995
GenVec CPR INC. (a)(c)	826	—
Geron Corp. (a)	25,126	69,599
Global Blood Therapeutics, Inc. (a)	5,614	153,543
GlycoMimetics, Inc. (a)	3,212	35,846
GTx, Inc. (a)	1,784	9,437
Halozyme Therapeutics, Inc. (a)	19,906	255,195
Harvard Bioscience, Inc. (a)	6,840	17,442
Heat Biologics, Inc. (a)	2,991	1,822
Hemispherx Biopharma, Inc. (a)	5,727	2,864
Heron Therapeutics, Inc. (a)	8,516	117,947
Heska Corp. (a)	963	98,293
Histogenics Corp. (a)	1,354	2,437
Horizon Pharma PLC (a)	24,357	289,118
iBio, Inc. (a)	21,015	8,112
Idera Pharmaceuticals, Inc. (a)	15,546	26,739
Ignyta, Inc. (a)	6,135	63,497
Immune Design Corp. (a)	1,494	14,567
ImmunoGen, Inc. (a)	12,865	91,470
Immunomedics, Inc. (a)	17,603	155,434
Impax Laboratories, Inc. (a)	10,889	175,313
INC Research Holdings, Inc., Class A (a)	8,229	481,396
Infinity Pharmaceuticals, Inc. (a)	7,013	11,010
Innoviva, Inc. (a)	12,381	158,477
Inotek Pharmaceuticals Corp. (a)	3,215	6,109
Inovio Pharmaceuticals, Inc. (a)	10,866	85,189
Insmed, Inc. (a)	9,141	156,860
Insys Therapeutics, Inc. (a)	3,557	44,996
Intercept Pharmaceuticals, Inc. (a)	2,687	325,315
Intrexon Corp. (a)	9,391	226,229
Invitae Corp. (a)	4,225	40,391
InVivo Therapeutics Holdings Corp. (a)	5,769	15,576
Ionis Pharmaceuticals, Inc. (a)	19,165	974,924
Iovance Biotherapeutics, Inc. (a)	7,492	55,066
Ironwood Pharmaceuticals, Inc. (a)	19,973	377,090
IsoRay, Inc. (a)	15,938	9,961
Jazz Pharmaceuticals PLC (a)	9,483	1,474,606
Jounce Therapeutics, Inc. (a)	875	12,276
Juniper Pharmaceuticals, Inc. (a)	2,517	12,711
KalVista Pharmaceuticals, Inc. (a)	258	1,858
Karyopharm Therapeutics, Inc. (a)	4,706	42,589
KemPharm, Inc. (a)	4,202	16,808
Keryx Biopharmaceuticals, Inc. (a)	16,183	117,003
Kindred Biosciences, Inc. (a)	2,029	17,449
Kite Pharma, Inc. (a)	7,811	809,766
La Jolla Pharmaceutical Co. (a)	3,299	98,211
Lannett Co., Inc. (a)	4,569	93,208
Lexicon Pharmaceuticals, Inc. (a)	6,848	112,650
Ligand Pharmaceuticals, Inc. (a)	2,895	351,453
Loxo Oncology, Inc. (a)	2,936	235,438
Luminex Corp.	6,445	136,118

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	15

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
MacroGenics, Inc. (a)	4,979	$87,182
Madrigal Pharmaceuticals, Inc. (a)	558	9,073
MannKind Corp. (a)(b)	7,968	11,235
Matinas BioPharma Holdings, Inc. (a)(b)	11,213	18,950
Medicines Co. (a)	11,517	437,761
MediciNova, Inc. (a)	4,864	25,585
Medpace Holdings, Inc. (a)	926	26,854
MEI Pharma, Inc. (a)	8,459	20,217
Merrimack Pharmaceuticals, Inc.	20,058	24,872
Microbot Medical, Inc. (a)	246	349
MiMedx Group, Inc. (a)	15,260	228,442
Minerva Neurosciences, Inc. (a)	2,856	25,276
Mirati Therapeutics, Inc. (a)	4,241	15,480
Momenta Pharmaceuticals, Inc. (a)	9,395	158,776
MyoKardia, Inc. (a)	2,093	27,418
Myriad Genetics, Inc. (a)	10,288	265,842
NanoString Technologies, Inc. (a)	2,146	35,495
NantKwest, Inc. (a)	4,139	31,415
Nektar Therapeutics (a)	25,270	494,028
Neothetics, Inc. (a)	1,616	873
Neuralstem, Inc. (a)	1,335	7,730
Neurocrine Biosciences, Inc. (a)	14,255	655,730
NewLink Genetics Corp. (a)	3,137	23,057
Novavax, Inc. (a)	41,203	47,383
Novus Therapeutics, Inc. (a)	164	959
Ocular Therapeutix, Inc. (a)	3,033	28,116
Ohr Pharmaceutical, Inc. (a)	9,287	5,944
Omeros Corp. (a)	6,534	130,059
Oncocyte Corp. (a)	478	2,486
OncoMed Pharmaceuticals, Inc. (a)	3,414	11,369
Ophthotech Corp. (a)	4,442	11,372
OPKO Health, Inc. (a)	59,668	392,615
Orexigen Therapeutics, Inc. (a)	1,808	5,243
Organovo Holdings, Inc. (a)	12,913	33,961
Otonomy, Inc. (a)	4,226	79,660
OvaScience, Inc. (a)	5,645	8,806
Pacific Biosciences of California, Inc. (a)	11,755	41,848
Pacira Pharmaceuticals, Inc. (a)	6,722	320,639
Pain Therapeutics, Inc. (a)	1,248	5,142
Palatin Technologies, Inc. (a)	23,498	10,104
Paratek Pharmaceuticals, Inc. (a)	2,653	63,937
PDL BioPharma, Inc.	23,556	58,183
Peregrine Pharmaceuticals, Inc. (a)	35,720	21,718
Pernix Therapeutics Holdings, Inc. (a)	763	3,067
Pfenex, Inc. (a)	2,551	10,230
Portola Pharmaceuticals, Inc. (a)	8,510	478,007
PRA Health Sciences, Inc. (a)	5,912	443,459
Prestige Brands Holdings, Inc. (a)	8,836	466,629
Progenics Pharmaceuticals, Inc. (a)	10,933	74,235
Protagonist Therapeutics, Inc. (a)	1,296	14,658
Proteon Therapeutics, Inc. (a)	1,374	2,130
Prothena Corp. PLC (a)	6,403	346,530
pSivida Corp. (a)	6,822	11,666
PTC Therapeutics, Inc. (a)	4,711	86,353
Pulse Biosciences, Inc. (a)	522	18,025
Puma Biotechnology, Inc. (a)	4,673	408,420
Quintiles IMS Holdings, Inc. (a)	21,259	1,902,680
Ra Pharmaceuticals, Inc. (a)	1,016	19,040
Radius Health, Inc. (a)	5,619	254,147
Reata Pharmaceuticals, Inc., Class A (a)	560	17,718
Recro Pharma, Inc. (a)	2,418	16,999
REGENXBIO, Inc. (a)	4,051	80,007
Regulus Therapeutics, Inc. (a)	4,368	4,305
Repligen Corp. (a)	5,025	208,236
Repros Therapeutics, Inc. (a)	4,528	2,083
Retrophin, Inc. (a)	5,293	102,631
Revance Therapeutics, Inc. (a)	3,551	93,746

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Rexahn Pharmaceuticals, Inc. (a)	4,487	$12,833
Rigel Pharmaceuticals, Inc. (a)	16,778	45,804
Sage Therapeutics, Inc. (a)	5,160	410,942
Sangamo Therapeutics, Inc. (a)	10,912	96,026
Sarepta Therapeutics, Inc. (a)	7,996	269,545
Savara, Inc. (a)	717	4,216
Sciclone Pharmaceuticals, Inc. (a)	8,444	92,884
Seattle Genetics, Inc. (a)	15,392	796,382
Seres Therapeutics, Inc. (a)	3,552	40,138
Sorrento Therapeutics, Inc. (a)	6,112	12,224
Spectrum Pharmaceuticals, Inc. (a)	9,945	74,090
Stemline Therapeutics, Inc. (a)	3,075	28,290
Sucampo Pharmaceuticals, Inc., Class A (a)	4,244	44,562
Sunesis Pharmaceuticals, Inc. (a)	2,343	6,326
Supernus Pharmaceuticals, Inc. (a)	7,705	332,085
Syndax Pharmaceuticals, Inc. (a)	2,311	32,285
Synergy Pharmaceuticals, Inc. (a)	37,825	168,321
Synthetic Biologics, Inc. (a)	13,497	7,633
Syros Pharmaceuticals, Inc. (a)	1,293	20,804
Teligent, Inc. (a)	6,994	63,995
Tenax Therapeutics, Inc. (a)	1,873	1,384
Tetraphase Pharmaceuticals, Inc. (a)	6,125	43,671
TG Therapeutics, Inc. (a)	10,091	101,415
TherapeuticsMD, Inc. (a)	25,609	134,959
Theravance Biopharma, Inc. (a)	6,417	255,653
Threshold Pharmaceuticals, Inc. (a)	10,962	4,308
Titan Pharmaceuticals, Inc. (a)	3,672	6,977
Tocagen, Inc. (a)	1,311	15,771
Tonix Pharmaceuticals Holding Corp. (a)	155	671
Tracon Pharmaceuticals, Inc. (a)	1,428	3,427
Trevena, Inc. (a)	7,025	16,158
Trovagene, Inc. (a)	5,524	6,960
Trubion Pharmaceuticals, Inc. (a)(c)	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	5,955	369,865
United Therapeutics Corp. (a)	7,166	929,645
Vanda Pharmaceuticals, Inc. (a)	6,494	105,852
Veracyte, Inc. (a)	1,779	14,819
Verastem, Inc. (a)	5,333	11,626
Vericel Corp. (a)	7,335	24,206
Versartis, Inc. (a)	3,367	58,754
Vical, Inc. (a)	2,976	8,065
Vital Therapies, Inc. (a)	3,761	10,907
Vivus, Inc. (a)	17,507	21,359
Voyager Therapeutics, Inc. (a)	1,200	10,752
WaVe Life Sciences Ltd. (a)	3,410	63,426
XBiotech, Inc. (a)	3,229	15,176
Xencor, Inc. (a)	6,254	132,022
XOMA Corp. (a)	1,089	7,612
ZIOPHARM Oncology, Inc. (a)	18,936	117,782
Zogenix, Inc. (a)	4,527	65,642
Zynerba Pharmaceuticals, Inc. (a)	1,503	25,506

		41,320,669
Real Estate Investment & Services — 1.6%
AG Mortgage Investment Trust, Inc.	4,544	83,155
Alexander & Baldwin, Inc.	7,453	308,405
Altisource Portfolio Solutions SA (a)	1,818	39,669
American Realty Investors, Inc. (a)	1,631	13,961
AV Homes, Inc. (a)	2,544	51,007
Black Knight Financial Services, Inc., Class A (a)	4,740	194,103
Chimera Investment Corp.	25,996	484,306
Columbia Property Trust, Inc.	18,064	404,272
Consolidated-Tomoka Land Co.	1,011	57,576
Dynex Capital, Inc.	15,906	112,933
Forest City Realty Trust, Inc., Class A	34,419	831,907
Forestar Group, Inc. (a)	4,591	78,736
Gaming and Leisure Properties, Inc.	31,946	1,203,406

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment & Services (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,464	$193,572
HFF, Inc., Class A	5,216	181,360
Howard Hughes Corp. (a)	5,872	721,317
InfraREIT, Inc.	6,218	119,075
Jones Lang LaSalle, Inc.	7,034	879,250
Kennedy-Wilson Holdings, Inc.	13,764	262,204
Marcus & Millichap, Inc. (a)	2,728	71,910
Maui Land & Pineapple Co., Inc. (a)	2,281	46,304
Monogram Residential Trust, Inc.	26,236	254,752
Nationstar Mortgage Holdings, Inc. (a)	5,186	92,778
Paramount Group, Inc.	33,090	529,440
QTS Realty Trust, Inc., Class A	7,599	397,656
RE/MAX Holdings, Inc., Class A	2,929	164,170
Realogy Holdings Corp.	22,172	719,481
Reis, Inc.	1,837	39,036
Rexford Industrial Realty, Inc.	12,939	355,046
St. Joe Co. (a)	10,898	204,338
STORE Capital Corp.	26,260	589,537
Tejon Ranch Co. (a)	2,659	54,882
Xenia Hotels & Resorts, Inc.	15,639	302,927
Zillow Group, Inc., Class A (a)	6,744	329,377
Zillow Group, Inc., Class C (a)	18,035	883,895

		11,255,743
Real Estate Investment Trusts (REITs) — 9.0%
Acadia Realty Trust	12,259	340,800
AGNC Investment Corp.	55,171	1,174,591
Agree Realty Corp.	4,285	196,553
Alexander’s, Inc.	553	233,067
Altisource Residential Corp.	9,073	117,405
American Assets Trust, Inc.	5,923	233,307
American Campus Communities, Inc.	20,597	974,238
American Homes 4 Rent, Class A	35,997	812,452
Annaly Capital Management, Inc.	156,150	1,881,607
Anworth Mortgage Asset Corp.	16,369	98,378
Apollo Commercial Real Estate Finance, Inc.	13,447	249,442
Apple Hospitality REIT, Inc.	26,340	492,821
Arbor Realty Trust, Inc.	9,585	79,939
Ares Commercial Real Estate Corp.	6,966	91,185
Arlington Asset Investment Corp., Class A	1,883	25,741
Armada Hoffler Properties, Inc.	10,498	135,949
ARMOUR Residential REIT, Inc.	5,832	145,800
Ashford Hospitality Prime, Inc.	5,078	52,253
Ashford Hospitality Trust, Inc.	13,385	81,381
Blackstone Mortgage Trust, Inc., Class A	14,099	445,528
Bluerock Residential Growth REIT, Inc.	8,685	111,950
Brandywine Realty Trust	26,057	456,779
Brixmor Property Group, Inc.	40,346	721,386
BRT Apartments Corp. (a)	3,601	28,304
Camden Property Trust	13,737	1,174,651
Capstead Mortgage Corp.	13,401	139,772
Care Capital Properties, Inc.	12,635	337,354
CareTrust REIT, Inc.	12,118	224,668
Catchmark Timber Trust, Inc., Class A	7,387	83,990
CBL & Associates Properties, Inc.	25,400	214,122
Cedar Realty Trust, Inc.	12,109	58,729
Chatham Lodging Trust	6,442	129,420
Chesapeake Lodging Trust	8,980	219,741
CIM Commercial Trust Corp.	1,904	30,274
Colony NorthStar, Inc., Class A	88,392	1,245,443
Colony Starwood Homes	19,544	670,555
Condor Hospitality Trust, Inc.	151	1,619
CoreCivic, Inc.	17,915	494,096
CorEnergy Infrastructure Trust, Inc.	2,295	77,089
Coresite Realty Corp.	5,210	539,391
Corporate Office Properties Trust	14,392	504,152
Cousins Properties, Inc.	65,203	573,134

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
CubeSmart	28,024	$673,697
CyrusOne, Inc.	11,964	666,993
CYS Investments, Inc.	22,334	187,829
DCT Industrial Trust, Inc.	14,305	764,459
DDR Corp.	48,692	441,636
DiamondRock Hospitality Co.	33,993	372,223
Douglas Emmett, Inc.	22,044	842,301
Duke Realty Corp.	54,800	1,531,660
DuPont Fabros Technology, Inc.	11,817	722,728
Easterly Government Properties, Inc.	7,189	150,610
EastGroup Properties, Inc.	5,115	428,637
Education Realty Trust, Inc.	11,089	429,699
Empire State Realty Trust, Inc., Class A	19,567	406,407
EPR Properties	10,228	735,086
Equity Commonwealth (a)	19,392	612,787
Equity Lifestyle Properties, Inc.	12,778	1,103,253
Farmland Partners, Inc.	3,520	31,469
FelCor Lodging Trust, Inc.	19,873	143,284
First Industrial Realty Trust, Inc.	17,418	498,503
First Potomac Realty Trust	9,864	109,589
Franklin Street Properties Corp.	15,738	174,377
Geo Group, Inc.	18,374	543,319
Getty Realty Corp.	4,438	111,394
Gladstone Commercial Corp.	5,033	109,669
Global Net Lease, Inc.	11,847	263,477
Government Properties Income Trust	8,160	149,410
Gramercy Property Trust	23,053	684,905
Healthcare Realty Trust, Inc.	16,761	572,388
Healthcare Trust of America, Inc., Class A	30,434	946,802
Hersha Hospitality Trust	6,587	121,925
Highwoods Properties, Inc.	15,935	808,064
Hospitality Properties Trust	24,756	721,637
Hudson Pacific Properties, Inc.	23,986	820,081
Independence Realty Trust, Inc.	13,622	134,449
Invesco Mortgage Capital, Inc.	16,844	281,463
Investors Real Estate Trust	19,805	122,989
Invitation Homes, Inc.	12,131	262,394
iStar, Inc. (a)	11,959	143,986
Kilroy Realty Corp.	15,188	1,141,378
Kite Realty Group Trust	12,411	234,940
LaSalle Hotel Properties	16,772	499,806
Lexington Realty Trust	31,494	312,106
Liberty Property Trust	22,607	920,331
Life Storage, Inc.	7,129	528,259
LTC Properties, Inc.	6,172	317,179
Mack-Cali Realty Corp.	13,234	359,171
Medical Properties Trust, Inc.	55,582	715,340
MFA Financial, Inc.	59,642	500,396
Monmouth Real Estate Investment Corp.	12,241	184,227
MTGE Investment Corp.	7,285	136,958
National Health Investors, Inc.	6,241	494,287
National Retail Properties, Inc.	23,288	910,561
National Storage Affiliates Trust	7,009	161,978
New Residential Investment Corp.	47,775	743,379
New Senior Investment Group, Inc.	19,548	196,457
New York Mortgage Trust, Inc.	18,994	118,143
NexPoint Residential Trust, Inc.	3,178	79,100
NorthStar Realty Europe Corp.	9,768	123,858
Omega Healthcare Investors, Inc.	30,915	1,020,813
One Liberty Properties, Inc.	5,824	136,456
Orchid Island Capital, Inc. (b)	1,621	15,983
Park Hotels & Resorts, Inc.	20,777	560,148
Parkway, Inc.	8,271	189,323
Pebblebrook Hotel Trust	12,437	400,969
Pennsylvania Real Estate Investment Trust	10,348	117,138
PennyMac Mortgage Investment Trust (d)	10,450	191,131
Physicians Realty Trust	23,124	465,717

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	17

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Piedmont Office Realty Trust, Inc., Class A	21,999	$463,739
Potlatch Corp.	7,091	324,059
Preferred Apartment Communities, Inc., Class A	10,153	159,910
PS Business Parks, Inc.	3,004	397,700
Quality Care Properties, Inc. (a)	14,098	258,134
RAIT Financial Trust	12,466	27,301
Ramco-Gershenson Properties Trust	12,330	159,057
Rayonier, Inc.	19,634	564,870
Redwood Trust, Inc.	12,292	209,456
Resource Capital Corp.	5,570	56,647
Retail Opportunity Investments Corp.	18,131	347,934
Retail Properties of America, Inc., Class A	36,165	441,575
RLJ Lodging Trust	20,193	401,235
RMR Group, Inc., Class A	1,340	65,191
Sabra Health Care REIT, Inc.	9,890	238,349
Saul Centers, Inc.	1,841	106,741
SBA Communications Corp. (a)	19,175	2,586,707
Select Income REIT	9,802	235,542
Senior Housing Properties Trust	35,803	731,813
Seritage Growth Properties, Class A	5,008	210,086
Spirit Realty Capital, Inc.	76,232	564,879
STAG Industrial, Inc.	13,585	374,946
Starwood Property Trust, Inc.	39,988	895,331
Summit Hotel Properties, Inc.	16,267	303,380
Sun Communities, Inc.	10,544	924,603
Sunstone Hotel Investors, Inc.	34,433	555,060
Tanger Factory Outlet Centers, Inc.	15,295	397,364
Taubman Centers, Inc.	9,740	580,017
Terreno Realty Corp.	8,380	282,071
Tier REIT, Inc.	7,404	136,826
Two Harbors Investment Corp.	54,500	540,095
UMH Properties, Inc.	5,693	97,066
Uniti Group, Inc.	24,004	603,461
Universal Health Realty Income Trust	2,237	177,931
Urban Edge Properties	14,864	352,723
Urstadt Biddle Properties, Inc., Class A	3,630	71,874
VEREIT, Inc.	155,934	1,269,303
Walter Investment Management Corp. (a)	5,793	5,487
Washington Prime Group, Inc.	35,080	293,620
Washington Real Estate Investment Trust	11,952	381,269
Weingarten Realty Investors	18,323	551,522
Western Asset Mortgage Capital Corp.	7,954	81,926
Whitestone REIT	10,973	134,419
WP Carey, Inc.	16,708	1,102,895

		64,164,281
Software & Computer Services — 7.4%
2U, Inc. (a)	6,407	300,616
A10 Networks, Inc. (a)	6,913	58,346
ACI Worldwide, Inc. (a)	17,713	396,240
Actua Corp. (a)	6,343	89,119
Aerohive Networks, Inc. (a)	3,106	15,530
Alarm.com Holdings, Inc. (a)	2,074	78,045
Allscripts Healthcare Solutions, Inc. (a)	28,232	360,240
Alteryx, Inc., Class A (a)	1,125	21,960
Amber Road, Inc. (a)	1,734	14,860
American Software, Inc., Class A	5,062	52,088
Angie’s List, Inc. (a)	5,706	72,980
Appfolio, Inc., Class A (a)	1,321	43,065
Arista Networks, Inc. (a)	6,603	989,063
Aspen Technology, Inc. (a)	11,975	661,738
athenahealth, Inc. (a)	6,362	894,179
Barracuda Networks, Inc. (a)	4,369	100,749
Benefitfocus, Inc. (a)	2,324	84,477
Blackbaud, Inc.	7,177	615,428
Blackline, Inc. (a)	1,502	53,681
Blucora, Inc. (a)	6,758	143,270

Common Stocks	Shares	Value
Software & Computer Services (continued)
Boingo Wireless, Inc. (a)	6,907	$103,329
Bottomline Technologies, Inc. (a)	6,070	155,938
Box, Inc., Class A (a)	12,634	230,444
Brightcove, Inc. (a)	5,883	36,475
BroadSoft, Inc. (a)	4,650	200,182
CACI International, Inc., Class A (a)	3,899	487,570
Cadence Design Systems, Inc. (a)	44,427	1,487,860
Calix, Inc. (a)	7,426	50,868
Callidus Software, Inc. (a)	10,869	263,030
Carbonite, Inc. (a)	2,088	45,518
Castlight Health, Inc., Class B (a)	9,141	37,935
CDW Corp.	24,959	1,560,686
ChannelAdvisor Corp. (a)	4,783	55,244
Cloudera, Inc. (a)	1,179	18,888
Cogent Communications Holdings, Inc.	5,978	239,718
CommerceHub, Inc., Series A (a)	2,884	50,239
CommerceHub, Inc., Series C (a)	2,799	48,815
CommVault Systems, Inc. (a)	6,399	361,224
Computer Programs & Systems, Inc.	1,686	55,301
Computer Task Group, Inc.	2,432	13,595
Conduent, Inc. (a)	25,822	411,603
Cornerstone OnDemand, Inc. (a)	7,793	278,600
Cotiviti Holdings, Inc. (a)	3,551	131,884
Coupa Software, Inc. (a)	4,657	134,960
Covisint Corp. (a)	8,788	21,531
CSG Systems International, Inc.	4,927	199,938
Dell Technologies, Inc., Class V (a)	20,971	1,281,538
Determine, Inc. (a)	2,985	7,940
Digimarc Corp. (a)	1,894	76,044
DST Systems, Inc.	9,828	606,388
Ebix, Inc.	3,364	181,320
eGain Corp. (a)	1,227	2,086
Ellie Mae, Inc. (a)	5,282	580,545
Endurance International Group Holdings, Inc. (a)	9,536	79,626
Envestnet, Inc. (a)	6,555	259,578
EPAM Systems, Inc. (a)	7,323	615,791
Everbridge, Inc. (a)	1,985	48,355
Evolving Systems, Inc.	2,275	11,716
Exa Corp. (a)	1,017	14,035
Fair Isaac Corp.	4,791	667,913
FalconStor Software, Inc. (a)	12,659	3,285
FireEye, Inc. (a)	26,313	400,221
Five9, Inc. (a)	6,058	130,368
Forrester Research, Inc.	1,630	63,814
Fortinet, Inc. (a)	23,587	883,097
Gigamon, Inc. (a)	4,621	181,836
GoDaddy, Inc., Class A (a)	7,736	328,161
Gogo, Inc. (a)	8,869	102,260
Great Elm Capital Group, Inc. (a)	4,587	15,596
GSE Systems, Inc. (a)	5,963	17,591
Guidance Software, Inc. (a)	4,351	28,760
Guidewire Software, Inc. (a)	11,713	804,800
Hackett Group, Inc.	4,211	65,270
Hortonworks, Inc. (a)	6,260	80,629
HubSpot, Inc. (a)	5,007	329,210
IAC/InterActiveCorp (a)	11,539	1,191,286
Immersion Corp. (a)	5,072	46,054
Innodata, Inc. (a)	6,741	11,797
Internap Corp. (a)	9,211	33,804
Ipass, Inc. (a)	12,564	16,584
j2 Global, Inc.	7,542	641,749
KEYW Holding Corp. (a)	6,373	59,588
Leidos Holdings, Inc.	22,407	1,158,218
Limelight Networks, Inc. (a)	11,498	33,229
LivePerson, Inc. (a)	8,346	91,806
LogMeIn, Inc.	8,216	858,572
Manhattan Associates, Inc. (a)	10,859	521,883

See Notes to Financial Statements.

18	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Software & Computer Services (continued)
Mastech Holdings, Inc. (a)	1,020	$6,610
Match Group, Inc. (a)	7,940	137,997
Medidata Solutions, Inc. (a)	9,003	704,035
The Meet Group, Inc. (a)	13,832	69,852
MicroStrategy, Inc., Class A (a)	1,631	312,614
MINDBODY, Inc., Class A (a)	3,810	103,632
Mitek Systems, Inc. (a)	6,170	51,828
MobileIron, Inc. (a)	8,172	49,441
Model N, Inc. (a)	4,111	54,676
Monotype Imaging Holdings, Inc.	6,127	112,124
MuleSoft, Inc., Class A (a)	1,899	47,361
Netscout Systems, Inc. (a)	14,040	482,976
New Relic, Inc. (a)	5,437	233,845
NIC, Inc.	9,602	181,958
Nuance Communications, Inc. (a)	40,375	702,929
Nutanix, Inc., Class A (a)	2,321	46,768
Okta, Inc. (a)	1,164	26,539
Palo Alto Networks, Inc. (a)	14,551	1,947,069
Park City Group, Inc. (a)(b)	1,186	14,410
Paycom Software, Inc. (a)	6,619	452,806
PC-Tel, Inc.	4,538	32,129
PDF Solutions, Inc. (a)	4,645	76,410
Pegasystems, Inc.	5,608	327,227
Perficient, Inc. (a)	5,910	110,162
Premier, Inc., Class A (a)	8,583	308,988
Presidio, Inc. (a)	1,388	19,862
Progress Software Corp.	7,313	225,899
Proofpoint, Inc. (a)	6,680	580,024
PROS Holdings, Inc. (a)	4,092	112,080
PTC, Inc. (a)	18,357	1,011,838
Q2 Holdings, Inc. (a)	4,257	157,296
QAD, Inc., Class A	906	29,037
QAD, Inc., Class B	1,021	27,414
Quality Systems, Inc. (a)	6,990	120,298
Qualys, Inc. (a)	4,507	183,886
Rapid7, Inc. (a)	1,687	28,392
RealPage, Inc. (a)	8,368	300,830
Rightside Group Ltd. (a)	2,809	29,832
RigNet, Inc. (a)	2,435	39,082
RingCentral, Inc., Class A (a)	9,479	346,457
Rocket Fuel, Inc. (a)	5,595	15,386
Rosetta Stone, Inc. (a)	3,678	39,649
Science Applications International Corp.	6,999	485,871
ServiceNow, Inc. (a)	26,295	2,787,270
Shutterstock, Inc. (a)	2,987	131,667
Silver Spring Networks, Inc. (a)	6,698	75,553
Smith Micro Software, Inc. (a)	3,086	4,506
SoftBrands, Inc. (c)	114	—
Splunk, Inc. (a)	21,380	1,216,308
SPS Commerce, Inc. (a)	2,618	166,924
Square, Inc., Class A (a)	4,833	113,382
SS&C Technologies Holdings, Inc.	26,496	1,017,711
Support.com, Inc. (a)	5,782	13,530
Synchronoss Technologies, Inc. (a)	6,422	105,642
Syntel, Inc.	4,141	70,231
Tableau Software, Inc., Class A (a)	9,222	565,032
TeleNav, Inc. (a)	5,854	47,417
Teradata Corp. (a)	19,206	566,385
TiVo Corp.	18,079	337,173
Twilio, Inc. (a)	4,630	134,779
Twitter, Inc. (a)	94,597	1,690,448
Tyler Technologies, Inc. (a)	5,367	942,821
Ultimate Software Group, Inc. (a)	4,768	1,001,566
Unisys Corp. (a)	7,423	95,014
Upland Software, Inc. (a)	971	21,352
Vantiv, Inc., Class A (a)	25,023	1,584,957
Varonis Systems, Inc. (a)	2,808	104,458

Common Stocks	Shares	Value
Software & Computer Services (continued)
VASCO Data Security International, Inc. (a)	4,683	$67,201
Vectrus, Inc. (a)	1,852	59,857
Veeva Systems, Inc., Class A (a)	16,129	988,869
Verint Systems, Inc. (a)	10,536	428,815
VirnetX Holding Corp. (a)(b)	6,877	31,290
Virtusa Corp. (a)	4,107	120,746
VMware, Inc., Class A (a)	11,217	980,702
Web.com Group, Inc. (a)	8,012	202,704
Workday, Inc., Class A (a)	20,720	2,009,840
Workiva, Inc. (a)	3,410	64,960
Xactly Corp. (a)	1,893	29,625
Zendesk, Inc. (a)	12,765	354,612
Zix Corp. (a)	10,588	60,246
Zynga, Inc., Class A (a)	126,814	461,603

		53,262,107
Support Services — 4.1%
ABM Industries, Inc.	8,327	345,737
Acacia Research Corp. (a)	8,239	33,780
Advanced Disposal Services, Inc. (a)	6,022	136,880
Advisory Board Co. (a)	6,250	321,875
Amdocs Ltd.	23,214	1,496,374
AMN Healthcare Services, Inc. (a)	7,750	302,637
Applied Industrial Technologies, Inc.	6,349	374,908
Aqua Metals, Inc. (a)	1,767	22,176
ARC Document Solutions, Inc. (a)	6,901	28,708
Asure Software, Inc. (a)	1,014	14,815
B. Riley Financial, Inc.	3,786	70,230
Barnes Group, Inc.	8,491	496,978
Barrett Business Services, Inc.	1,189	68,118
Bazaarvoice, Inc. (a)	12,100	59,895
Black Box Corp.	2,668	22,811
Booz Allen Hamilton Holding Corp.	23,420	762,087
Brink’s Co.	7,345	492,115
Broadridge Financial Solutions, Inc.	18,537	1,400,656
Cardtronics PLC, Class A (a)	7,594	249,539
Cartesian, Inc. (a)	2,116	1,587
Casella Waste Systems, Inc., Class A (a)	7,582	124,421
Cass Information Systems, Inc.	1,314	86,251
CBIZ, Inc. (a)	9,058	135,870
CDI Corp. (a)	1,891	11,062
Cenveo, Inc. (a)	1,842	11,218
Clean Harbors, Inc. (a)	8,279	462,217
Comfort Systems USA, Inc.	5,684	210,876
Convergys Corp.	14,425	343,026
CoreLogic, Inc. (a)	13,193	572,312
CoStar Group, Inc. (a)	5,068	1,335,925
CRA International, Inc.	1,412	51,284
Crawford & Co., Class B	3,693	34,345
Cross Country Healthcare, Inc. (a)	5,168	66,719
Deluxe Corp.	7,253	502,053
DHI Group, Inc. (a)	8,680	24,738
DigitalGlobe, Inc. (a)	9,636	320,879
Donnelley Financial Solutions, Inc. (a)	3,992	91,656
DXP Enterprises, Inc. (a)	2,735	94,357
Ennis, Inc.	3,906	74,605
Essendant, Inc.	5,328	79,014
Euronet Worldwide, Inc. (a)	8,232	719,230
Everi Holdings, Inc. (a)	10,402	75,727
EVERTEC, Inc.	9,459	163,641
Evolent Health, Inc., Class A (a)	6,283	159,274
ExlService Holdings, Inc. (a)	5,026	279,345
ExOne Co. (a)	1,784	20,427
Exponent, Inc.	3,885	226,495
First Data Corp., Class A (a)	30,401	553,298
FleetCor Technologies, Inc. (a)	14,576	2,102,005
Franklin Covey Co. (a)	2,677	51,666

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	19

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Support Services (continued)
Frontline Capital Group (a)(c)	300	—
FTI Consulting, Inc. (a)	7,409	$259,019
Genpact Ltd.	21,598	601,072
GP Strategies Corp. (a)	2,813	74,263
HD Supply Holdings, Inc. (a)	31,523	965,549
Heidrick & Struggles International, Inc.	2,753	59,878
Heritage-Crystal Clean, Inc. (a)	3,226	51,293
Hudson Global, Inc.	7,493	10,041
Hudson Technologies, Inc. (a)	3,264	27,581
Huron Consulting Group, Inc. (a)	3,240	139,968
ICF International, Inc. (a)	3,065	144,361
Imperva, Inc. (a)	4,450	212,932
InnerWorkings, Inc. (a)	7,279	84,436
Inovalon Holdings, Inc., Class A (a)	10,521	138,351
Insperity, Inc.	2,827	200,717
Jack Henry & Associates, Inc.	12,124	1,259,320
Kaman Corp.	3,995	199,231
Kelly Services, Inc., Class A	4,059	91,125
Kforce, Inc.	3,944	77,302
Korn/Ferry International	10,107	348,995
LSC Communications, Inc.	6,424	137,474
ManpowerGroup, Inc.	10,425	1,163,951
MAXIMUS, Inc.	10,231	640,768
McGrath RentCorp	3,639	126,019
Mistras Group, Inc. (a)	2,701	59,341
Mobile Mini, Inc.	6,403	191,130
ModusLink Global Solutions, Inc. (a)	9,568	16,361
MSC Industrial Direct Co., Inc., Class A	7,060	606,878
National Research Corp., Class A	963	25,905
Navigant Consulting, Inc. (a)	7,309	144,426
NeuStar, Inc., Class A (a)	7,934	264,599
NV5 Global Inc. (a)	752	31,960
Odyssey Marine Exploration, Inc. (a)	2,444	8,823
On Assignment, Inc. (a)	7,474	404,717
Park-Ohio Holdings Corp.	1,321	50,330
Perma-Fix Environmental Services (a)	4,810	17,797
Pitney Bowes, Inc.	28,398	428,810
Planet Payment, Inc. (a)	9,438	31,145
PRGX Global, Inc. (a)	6,115	39,747
Quad/Graphics, Inc.	4,359	99,908
Quest Resource Holding Corp. (a)	2,241	5,513
Resources Connection, Inc.	4,605	63,088
RPX Corp. (a)	8,380	116,901
RR Donnelley & Sons Co.	10,646	133,501
Schnitzer Steel Industries, Inc., Class A	4,015	101,178
ServiceSource International, Inc. (a)	10,518	40,810
Sharps Compliance Corp. (a)	3,499	14,801
StarTek, Inc. (a)	3,340	40,882
Sykes Enterprises, Inc. (a)	5,857	196,385
Team, Inc. (a)	4,703	110,285
TeleTech Holdings, Inc.	2,549	103,999
Tetra Tech, Inc.	8,976	410,652
TransUnion (a)	19,135	828,737
TriNet Group, Inc. (a)	5,713	187,044
TrueBlue, Inc. (a)	6,460	171,190
U.S. Ecology, Inc.	3,348	169,074
UniFirst Corp.	2,344	329,801
Universal Technical Institute, Inc. (a)	3,377	12,056
Viad Corp.	3,107	146,806
WageWorks, Inc. (a)	5,921	397,891
WEX, Inc. (a)	6,113	637,402
Willdan Group, Inc. (a)	722	22,057

		29,361,418
Technology Hardware & Equipment — 4.3%
3D Systems Corp. (a)	17,506	327,362
Acacia Communications, Inc. (a)	2,280	94,552

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
ADTRAN, Inc.	7,492	$154,710
Advanced Energy Industries, Inc. (a)	6,210	401,725
Agilysys, Inc. (a)	3,119	31,564
Alpha & Omega Semiconductor Ltd. (a)	2,913	48,560
Amkor Technology, Inc. (a)	18,642	182,132
Amtech Systems, Inc. (a)	2,148	18,129
Applied Optoelectronics, Inc. (a)(b)	2,758	170,417
ARRIS International PLC (a)	30,135	844,383
Axcelis Technologies, Inc. (a)	4,811	100,790
AXT, Inc. (a)	3,742	23,762
Brocade Communications Systems, Inc.	63,429	799,840
Brooks Automation, Inc.	10,683	231,714
Cabot Microelectronics Corp.	4,270	315,254
CalAmp Corp. (a)	5,908	120,110
Cavium, Inc. (a)	10,511	653,048
CEVA, Inc. (a)	3,467	157,575
Ciena Corp. (a)	22,691	567,729
Cirrus Logic, Inc. (a)	10,096	633,221
Clearfield, Inc. (a)	2,370	31,284
Cohu, Inc.	4,081	64,235
CommScope Holding Co., Inc. (a)	30,439	1,157,595
Comtech Telecommunications Corp.	3,715	70,474
Concurrent Computer Corp.	3,805	25,646
Cray, Inc. (a)	6,048	111,283
Cree, Inc. (a)	14,947	368,444
Cypress Semiconductor Corp.	53,019	723,709
Diebold Nixdorf, Inc.	12,634	353,752
Digi International, Inc. (a)	4,719	47,898
Diodes, Inc. (a)	5,690	136,731
DSP Group, Inc. (a)	4,564	52,942
Dycom Industries, Inc. (a)	5,090	455,657
EchoStar Corp., Class A (a)	7,058	428,421
Electronics for Imaging, Inc. (a)	7,109	336,824
Emcore Corp.	4,624	49,246
Entegris, Inc. (a)	21,468	471,223
ePlus, Inc. (a)	2,204	163,316
Extreme Networks, Inc. (a)	18,940	174,627
Finisar Corp. (a)	17,636	458,183
First Solar, Inc. (a)	12,072	481,431
FormFactor, Inc. (a)	11,782	146,097
GSI Technology, Inc. (a)	4,254	33,436
Harmonic, Inc. (a)	12,042	63,221
Ichor Holdings Ltd. (a)	971	19,575
ID Systems, Inc. (a)	3,541	21,706
Identiv, Inc. (a)	3,365	17,666
Impinj, Inc. (a)	1,069	52,007
Infinera Corp. (a)	22,378	238,773
Inphi Corp. (a)	5,706	195,716
Insight Enterprises, Inc. (a)	5,507	220,225
Integrated Device Technology, Inc. (a)	20,498	528,643
InterDigital, Inc.	5,491	424,454
Intra-Cellular Therapies, Inc. (a)	5,242	65,106
IXYS Corp.	3,911	64,336
Kopin Corp. (a)	11,813	43,826
Kulicke & Soffa Industries, Inc. (a)	10,388	197,580
KVH Industries, Inc. (a)	2,945	27,978
Lantronix, Inc. (a)	9,095	22,192
Lattice Semiconductor Corp. (a)	19,222	128,019
Loral Space & Communications, Inc. (a)	1,784	74,125
LRAD Corp.	8,678	14,666
Lumentum Holdings, Inc. (a)	8,998	513,336
Marvell Technology Group Ltd.	69,768	1,152,567
Maxim Integrated Products, Inc.	44,823	2,012,553
MaxLinear, Inc., Class A (a)	8,148	227,248
Mercury Systems, Inc. (a)	8,280	348,505
Microsemi Corp. (a)	18,199	851,713
MKS Instruments, Inc.	8,485	571,040

See Notes to Financial Statements.

20	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Monolithic Power Systems, Inc.	5,914	$570,110
MoSys, Inc. (a)(b)	1,465	2,505
Nanometrics, Inc. (a)	4,363	110,340
NCR Corp. (a)	19,358	790,581
Neonode, Inc. (a)	12,904	13,936
NeoPhotonics Corp. (a)	4,903	37,851
NETGEAR, Inc. (a)	5,677	244,679
Oclaro, Inc. (a)	20,414	190,667
ON Semiconductor Corp. (a)	66,007	926,738
Ooma, Inc. (a)	2,194	17,552
Optical Cable Corp. (a)	1,750	4,288
PAR Technology Corp. (a)	3,332	28,422
ParkerVision, Inc. (a)	4,644	8,313
PC Connection, Inc.	1,900	51,414
Pendrell Corp. (a)	2,899	20,960
Photronics, Inc. (a)	10,897	102,432
Pixelworks, Inc. (a)	5,286	24,263
Plantronics, Inc.	5,004	261,759
Power Integrations, Inc.	4,369	318,500
Pure Storage, Inc., Class A (a)	15,900	203,679
Quantenna Communications, Inc. (a)	749	14,231
Quantum Corp. (a)	5,670	44,283
QuickLogic Corp. (a)	9,826	14,346
Qumu Corp. (a)	2,149	6,275
Rambus, Inc. (a)	16,362	187,018
Rudolph Technologies, Inc. (a)	5,365	122,590
ScanSource, Inc. (a)	3,608	145,402
Seachange International, Inc. (a)	7,106	18,902
Semtech Corp. (a)	10,811	386,493
ShoreTel, Inc. (a)	10,755	62,379
Sigma Designs, Inc. (a)	6,054	35,416
Silicon Laboratories, Inc. (a)	6,872	469,701
Sonic Foundry, Inc. (a)	2,214	8,612
Sonus Networks, Inc. (a)	8,411	62,578
Sunworks, Inc. (a)	4,851	8,489
Super Micro Computer, Inc. (a)	6,046	149,034
Synaptics, Inc. (a)	5,823	301,107
SYNNEX Corp.	4,401	527,944
Systemax, Inc.	1,844	34,667
Tech Data Corp. (a)	5,204	525,604
Teradyne, Inc.	31,647	950,359
TransAct Technologies, Inc.	2,692	22,882
TransEnterix, Inc. (a)	10,957	7,779
Ubiquiti Networks, Inc. (a)	3,998	207,776
Ultra Clean Holdings, Inc. (a)	5,086	95,363
USA Technologies, Inc. (a)	7,417	38,568
VeriFone Systems, Inc. (a)	18,810	340,461
ViaSat, Inc. (a)	8,405	556,411
Viavi Solutions, Inc. (a)	36,093	380,059
Vocera Communications, Inc. (a)	4,197	110,885
VOXX International Corp. (a)	4,073	33,399
West Corp.	7,325	170,819
Xcerra Corp. (a)	9,468	92,502
Xperi Corp.	7,141	212,802

		30,589,932
Tobacco — 0.1%
22nd Century Group Inc. (a)	10,809	18,916
Alliance One International, Inc. (a)	1,357	19,541
Schweitzer-Mauduit International, Inc.	4,407	164,072
Universal Corp.	4,521	292,509
Vector Group Ltd.	14,824	316,048

		811,086
Travel & Leisure — 4.8%
Allegiant Travel Co.	1,928	261,437
AMC Entertainment Holdings, Inc., Class A	9,009	204,955

Common Stocks	Shares	Value
Travel & Leisure (continued)
Aramark	38,126	$1,562,403
Avis Budget Group, Inc. (a)	13,453	366,863
Belmond Ltd., Class A (a)	12,500	166,250
Biglari Holdings, Inc. (a)	187	74,751
BJ’s Restaurants, Inc. (a)	3,216	119,796
Bloomin’ Brands, Inc.	16,524	350,804
Bob Evans Farms, Inc.	3,169	227,629
Bojangles’, Inc. (a)	1,669	27,121
Boyd Gaming Corp.	12,688	314,789
Bravo Brio Restaurant Group, Inc. (a)	3,322	15,281
Brinker International, Inc.	7,527	286,779
Buffalo Wild Wings, Inc. (a)	2,751	348,552
Caesars Entertainment Corp. (a)(b)	8,936	107,232
Carrols Restaurant Group, Inc. (a)	6,109	74,835
Century Casinos, Inc. (a)	6,355	46,836
Cheesecake Factory, Inc.	6,609	332,433
Choice Hotels International, Inc.	5,449	350,098
Churchill Downs, Inc.	1,973	361,651
Chuy’s Holdings, Inc. (a)	2,773	64,888
Cinemark Holdings, Inc.	16,653	646,969
ClubCorp Holdings, Inc.	9,819	128,629
Cracker Barrel Old Country Store, Inc.	3,588	600,093
Dave & Buster’s Entertainment, Inc. (a)	5,755	382,765
Del Frisco’s Restaurant Group, Inc. (a)	4,306	69,327
Del Taco Restaurants, Inc. (a)	6,237	85,759
Denny’s Corp. (a)	12,272	144,441
DineEquity, Inc.	2,576	113,473
Domino’s Pizza, Inc.	7,560	1,599,167
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	7,677
Dover Motorsports, Inc.	1,592	3,343
Drive Shack, Inc.	11,272	35,507
Dunkin’ Brands Group, Inc.	14,048	774,326
El Pollo Loco Holdings, Inc. (a)	3,382	46,841
Eldorado Resorts, Inc. (a)	7,464	149,280
Empire Resorts, Inc. (a)	827	19,765
Extended Stay America, Inc.	31,381	607,536
Famous Dave’s of America, Inc. (a)	1,498	5,468
Fiesta Restaurant Group, Inc. (a)	4,111	84,892
Four Corners Property Trust, Inc.	10,488	263,354
Full House Resorts, Inc. (a)	8,160	19,910
Gaming Partners International Corp.	1,026	12,302
Golden Entertainment, Inc. (a)	810	16,775
Habit Restaurants, Inc., Class A (a)	2,486	39,279
Hawaiian Holdings, Inc. (a)	8,543	401,094
Herc Holdings, Inc. (a)	3,841	151,028
Hertz Global Holdings, Inc. (a)	11,270	129,605
Hilton Grand Vacations, Inc. (a)	9,502	342,642
Hyatt Hotels Corp., Class A (a)	6,088	342,206
ILG, Inc.	17,146	471,344
International Speedway Corp., Class A	3,864	145,093
Intrawest Resorts Holdings, Inc. (a)	1,013	24,049
J Alexander’s Holdings, Inc. (a)	4,126	50,543
Jack in the Box, Inc.	4,878	480,483
Jamba, Inc. (a)	3,045	23,721
JetBlue Airways Corp. (a)	53,531	1,222,113
La Quinta Holdings, Inc. (a)	12,475	184,256
Las Vegas Sands Corp.	56,781	3,627,738
Liberty Braves Group, Class A (a)	2,717	64,909
Liberty Braves Group, Class C (a)	6,324	151,586
Liberty Expedia Holdings, Inc., Class A (a)	8,378	452,580
Liberty TripAdvisor Holdings, Inc., Series A (a)	10,940	126,904
Luby’s, Inc. (a)	5,639	15,846
Madison Square Garden Co., Class A (a)	2,274	447,751
Marcus Corp.	3,067	92,623
Marriott Vacations Worldwide Corp.	3,630	427,432
MGM Resorts International	75,505	2,362,551
Monarch Casino & Resort, Inc. (a)	2,088	63,162

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	21

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Travel & Leisure (continued)
Noodles & Co. (a)	3,634	$14,173
Norwegian Cruise Line Holdings Ltd. (a)	25,744	1,397,642
Panera Bread Co., Class A (a)	3,398	1,069,147
Papa John’s International, Inc.	4,041	289,982
Penn National Gaming, Inc. (a)	11,873	254,082
Pinnacle Entertainment, Inc. (a)	9,766	192,976
Planet Fitness, Inc., Class A	11,978	279,567
Playa Hotels & Resorts NV (a)	5,162	61,686
Potbelly Corp. (a)	4,799	55,188
RCI Hospitality Holdings, Inc.	2,654	63,271
Reading International, Inc., Class A (a)	2,601	41,954
Red Lion Hotels Corp. (a)	5,052	37,132
Red Robin Gourmet Burgers, Inc. (a)	1,864	121,626
Red Rock Resorts, Inc., Class A	7,209	169,772
Regal Entertainment Group, Class A	16,050	328,383
Ruby Tuesday, Inc. (a)	10,132	20,365
Ruth’s Hospitality Group, Inc.	4,841	105,292
Ryman Hospitality Properties, Inc.	7,679	491,533
Sabre Corp.	33,436	727,902
Scientific Games Corp., Class A (a)	7,878	205,616
SeaWorld Entertainment, Inc.	9,937	161,675
Shake Shack, Inc., Class A (a)	2,951	102,931
Six Flags Entertainment Corp.	13,350	795,793
SkyWest, Inc.	7,663	268,971
Sonic Corp.	7,093	187,894
Speedway Motorsports, Inc.	1,762	32,192
Spirit Airlines, Inc. (a)	10,544	544,598
Texas Roadhouse, Inc.	9,590	488,610
Town Sports International Holdings, Inc. (a)	5,154	24,224
Travelport Worldwide Ltd.	19,914	274,017
Travelzoo, Inc. (a)	2,100	22,995
Vail Resorts, Inc.	6,235	1,264,645
Wendy’s Co.	30,432	472,000
Wingstop, Inc.	5,041	155,767
World Wrestling Entertainment, Inc., Class A	5,646	115,009
Zoe’s Kitchen, Inc. (a)	3,126	37,231

		34,199,361
Total Common Stocks — 98.2%		702,770,366

Other Interests (e)	Beneficial Interest (000)	Value
Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA (c)	$3	—
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (c)	4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc. (c)	4	$45
Travel & Leisure — 0.0%
FRD Acquisition Co. (c)	13	—
Total Other Interests — 0.0%		45

Rights — 0.0%	Shares
Pharmaceuticals & Biotechnology — 0.0%
Dyax Corp. CVR (Expires 12/31/19) (a)(c)	21,860	50,059
Total Long-Term Investments (Cost — $453,300,284) — 98.2%		702,820,470

Short-Term Securities — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (d)(f)(g)	11,513,262	11,513,262
BlackRock Cash Funds: Institutional, SL Agency Shares 1.29% (d)(f)(h)	2,330,195	2,330,894
Total Short-Term Securities (Cost — $13,844,254) — 1.9%		13,844,156
Total Investments (Cost — $467,144,538) — 100.1%		716,664,626
Liabilities in Excess of Other Assets — (0.1)%		(473,958)

Net Assets — 100.0%		$716,190,668

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	2,330,195	[1]	—	2,330,195	$2,330,894	—		$(8)	$(97)
BlackRock Liquidity Funds, T-Fund, Institutional Class	10,850,139	663,123	[1]	—	11,513,262	11,513,262	$37,771		—	—
PennyMac Mortgage Investment Trust	10,450	—		—	10,450	191,131	4,912		—	20,064
SL Liquidity Series, LLC, Money Market Series	5,565,324	—		(5,565,324)[2]	—	—	218,292	[3]	989	(388)
Total						$14,035,287	$260,975		$981	$19,579

[1] Represents net shares purchased.
[2] Represents net shares sold.

[3]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Financial Statements.

22	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Current yield as of period end.

(g)	All or a portion of security was purchased with the cash collateral from loaned securities.

(h)	Security was purchased with the cash collateral from loaned securities.

For Series compliance purposes, the Series’ sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts	Issue	Expiration	Notional Value		Unrealized Appreciation
84	Russell 2000 Mini Index	September 2017	$	5,940,060	$59,843
40	S&P MidCap 400 E-Mini Index	September 2017	$	6,984,400	22,629
Total					$82,472

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$82,472	—	—	—	$82,472

[1]    Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts		—	—	$476,440	—		—	$476,440

Net Change in Unrealized Appreciation (Depreciation) on:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts		—	—	$153,531	—	—	—	$153,531

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,099,440

For more information about the Series’ investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	23

Schedule of Investments (concluded)	Master Extended Market Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Series’ policy regarding valuation of investments and derivative financial instruments refer to the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$10,715,421	—	—	$10,715,421
Alternative Energy	893,247	—	—	893,247
Automobiles & Parts	17,585,605	—	—	17,585,605
Banks	55,377,657	—	—	55,377,657
Beverages	648,989	—	—	648,989
Chemicals	19,097,716	—	—	19,097,716
Construction & Materials	18,296,091	—	—	18,296,091
Electricity	9,374,763	—	—	9,374,763
Electronic & Electrical Equipment	22,898,577	—	—	22,898,577
Financial Services	29,720,355	—	—	29,720,355
Fixed Line Telecommunications	2,277,776	—	—	2,277,776
Food & Drug Retailers	3,504,296	—	—	3,504,296
Food Producers	14,535,396	—	—	14,535,396
Forestry & Paper	1,456,797	—	—	1,456,797
Gas, Water & Multi-Utilities	10,776,515	—	—	10,776,515
General Industrials	11,886,778	—	—	11,886,778
General Retailers	28,445,775	—	—	28,445,775
Health Care Equipment & Services	32,685,335	—	—	32,685,335
Household Goods & Home Construction	11,219,181	—	—	11,219,181
Industrial Engineering	22,625,053	—	—	22,625,053
Industrial Metals & Mining	6,149,871	$31,376	—	6,181,247
Industrial Transportation	9,956,070	—	—	9,956,070
Leisure Goods	6,663,776	—	—	6,663,776
Life Insurance	2,483,012	—	—	2,483,012
Media	24,990,902	—	—	24,990,902
Mining	3,496,027	—	—	3,496,027
Mobile Telecommunications	4,906,756	—	—	4,906,756
Nonlife Insurance	23,807,058	—	—	23,807,058
Oil & Gas Producers	16,702,709	—	$467	16,703,176
Oil Equipment, Services & Distribution	8,256,451	—	—	8,256,451
Personal Goods	6,339,971	—	—	6,339,971
Pharmaceuticals & Biotechnology	41,320,669	—	—	41,320,669
Real Estate Investment & Services	11,255,743	—	—	11,255,743
Real Estate Investment Trusts (REITs)	64,164,281	—	—	64,164,281
Software & Computer Services	53,262,107	—	—	53,262,107
Support Services	29,361,418	—	—	29,361,418
Technology Hardware & Equipment	30,589,932	—	—	30,589,932
Tobacco	811,086	—	—	811,086
Travel & Leisure	34,199,361	—	—	34,199,361
Other Interests:
Technology Hardware & Equipment	—	—	45	45
Rights:
Pharmaceuticals & Biotechnology	—	—	50,059	50,059
Short-Term Securities	13,844,156	—	—	13,844,156

Total	$716,582,679	$31,376	$50,571	$716,664,626

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$82,472	—	—	$82,472

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

See Notes to Financial Statements.

24	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Statement of Assets and Liabilities	Master Extended Market Index Series

June 30, 2017 (Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned at value of $2,202,903) (cost — $453,083,710)	$702,629,339
Investments at value — affiliated (cost — $14,060,828)	14,035,287
Cash	921
Cash pledged for futures contracts	533,700
Receivables:
Dividends — unaffiliated	886,891
Contributions from investors	688,039
Investments sold	38,079
Dividends — affiliated	6,567
Securities lending income — affiliated	3,830
Prepaid expenses	904

Total assets	718,823,557

Liabilities
Cash collateral on securities loaned at value	2,331,000
Payables:
Investments purchased	70,412
Variation margin on futures contracts	10,935
Investment advisory fees	5,871
Other affiliates	5,324
Directors’ fees	4,905
Other accrued expenses	204,442

Total liabilities	2,632,889

Net Assets	$716,190,668

Net Assets Consist of
Investors’ capital	$466,588,108
Net unrealized appreciation (depreciation)	249,602,560

Net Assets	$716,190,668

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	25

Statement of Operations	Master Extended Market Index Series

Six Months Ended June 30, 2017 (Unaudited)

Investment Income
Dividends — unaffiliated	$3,491,627
Securities lending income — affiliated — net	218,292
Dividends — affiliated	42,683
Other income	18,043
Foreign taxes withheld	(3,360)

Total investment income	3,767,285

Expenses
Investment advisory	34,732
Accounting services	58,491
Professional	36,607
Directors	11,639
Custodian	7,023
Printing	5,396
Miscellaneous	4,225

Total expenses	158,113
Less fees waived by the Manager	(4,790)

Total expenses after fees waived	153,323

Net investment income	3,613,962

Realized and Unrealized Gain
Net realized gain from:
Investments — unaffiliated	24,294,726
Investments — affiliated	981
Futures contracts	476,440

24,772,147

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	21,034,094
Investments — affiliated	19,579
Futures contracts	153,531

21,207,204

Net realized and unrealized gain	45,979,351

Net Increase in Net Assets Resulting from Operations	$49,593,313

See Notes to Financial Statements.

26	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Statements of Changes in Net Assets	Master Extended Market Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Operations
Net investment income	$3,613,962	$9,545,831
Net realized gain	24,772,147	38,100,454
Net change in unrealized appreciation (depreciation)	21,207,204	45,203,824

Net increase in net assets resulting from operations	49,593,313	92,850,109

Capital Transactions
Proceeds from contributions	42,775,273	55,281,518
Value of withdrawals	(48,006,151)	(96,053,186)

Net decrease in net assets derived from capital transactions	(5,230,878)	(40,771,668)

Net Assets
Total increase in net assets	44,362,435	52,078,441
Beginning of period	671,828,233	619,749,792

End of period	$716,190,668	$671,828,233

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	27

Financial Highlights	Master Extended Market Index Series

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014		2013	2012

Total Return
Total return	7.38%	[1]	16.07%	(3.32)%	7.66%		37.98%	18.04%

Ratios to Average Net Assets
Total expenses	0.05%	[3]	0.06%	0.07%	0.07%	[2]	0.07%	0.10%

Total expenses after fees waived and paid indirectly	0.04%	[3]	0.06%	0.06%	0.07%	[2]	0.06%	0.09%

Net investment income	1.04%	[3]	1.56%	1.27%	1.35%	[2]	1.32%	1.83%

Supplemental Data
Net assets, end of period (000)	$716,191		$671,828	$619,750	$661,025		$615,867	$398,305

Portfolio turnover rate	7%		13%	14%	10%		18%	12%

[1]	Aggregate total return.

[2]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[3]	Annualized.

See Notes to Financial Statements.

28	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Notes to Financial Statements (Unaudited)	Master Extended Market Index Series

1. Organization:

Quantitative Master Series LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Master Extended Market Index Series (the “Series”) is a series of the Master LLC. The Series is classified as diversified. The Master LLC is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Segregation and Collateralization: In cases where the Series enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

SEC Reporting Modernization: The U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

Indemnifications: In the normal course of business, the Series enters into contracts that contain a variety of representations that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Series, which cannot be predicted with any certainty.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Series’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Master LLC (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Series’ assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	29

Notes to Financial Statements (continued)	Master Extended Market Index Series

value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)    recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)    recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)    future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)    quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)    audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)    changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)    known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Series. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Series is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Series could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its

30	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Notes to Financial Statements (continued)	Master Extended Market Index Series

entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the Series, on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Series’ Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Series’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets, Inc.	$1,511,014	$(1,511,014)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	691,889	(691,889)	—

Total	$2,202,903	$(2,202,903)	—

[1]

Cash collateral with a value of $2,331,000 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	31

Notes to Financial Statements (continued)	Master Extended Market Index Series

(e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Series’ portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Series.

For such services, the Series pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Series’ net assets.

With respect to the Series, the Manager entered into a separate sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

Expense Limitations, Waivers and Reimbursements: With respect to the Series, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. The amount of waivers of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended June 30, 2017, the amount waived was $4,790.

The Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Series’ assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Effective April 28, 2017, the waiver became contractual through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Series. This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended June 30, 2017, there were no fees waived by the Manager.

For the six months ended June 30, 2017, the Series reimbursed the Manager $3,439 for certain accounting services, which is included in accounting services in the Statement of Operations.

With respect to the Series, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business (“expense limitation”). The expense limitation as a percentage of average daily net assets is 0.12%

The Manager has agreed not to reduce or discontinue this contractual expense limitation through April 30, 2018, unless approved by the Board, including a majority of the directors who are not “interested persons” of the Series, as defined in the 1940 Act (“Independent Directors”) or by a vote of a majority of the outstanding voting securities of the Series.

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Series is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Series bears to an annual rate of 0.04% (the “collateral investment fees”). The money market fund in which the cash collateral has been invested

32	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Notes to Financial Statements (continued)	Master Extended Market Index Series

may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Series retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to such agreement, the Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

Prior to June 12, 2017, BlackRock Investment Management, LLC (“BIM”) was the Series’ securities lending agent.

The share of securities lending income earned by the Series is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2017, the Series paid BIM $53,656 and BTC $1,463 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Series may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Series’ investment policies and restrictions. The Series is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the Series did not participate in the Interfund Lending Program.

Officers and Directors: Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

Other Transactions: The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain
$5,573,333	$25,594,402	$13,620,794

7. Purchases and Sales:

For the six months ended June 30, 2017, purchases and sales of investments, excluding short-term securities, were $49,914,574 and $50,191,584, respectively.

8. Income Tax Information:

The Series is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no U.S. federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements.

As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$469,958,717

Gross unrealized appreciation	$299,449,826
Gross unrealized depreciation	(52,743,917)

Net unrealized appreciation	$246,705,909

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	33

Notes to Financial Statements (concluded)	Master Extended Market Index Series

9. Bank Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2017, the Series did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers of securities owned by the Series. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Series may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Series may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Series’ NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Series may lose value, regardless of the individual results of the securities and other instruments in which the Series invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Series manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Disclosure of Investment Advisory Agreement	Master Extended Market Index Series

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master LLC, on behalf of Master Extended Market Index Series (the “Portfolio”), a series of the Master LLC, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Portfolio by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five- year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master LLC’s adherence to its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Portfolio; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Portfolio fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge1, as well as the performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio’s interests.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	35

Disclosure of Investment Advisory Agreement (continued)	Master Extended Market Index Series

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2018. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) the Portfolio’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio’s portfolio management team discussing the Portfolio’s performance and the Portfolio’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Portfolio’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category and the performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

36	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Disclosure of Investment Advisory Agreement (continued)	Master Extended Market Index Series

The Board noted that for the past five one-year periods reported, the Portfolio’s net performance was within the tolerance range of its benchmark for four of the five periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio. The Board and BlackRock reviewed the Portfolio’s out of tolerance performance over the one-year period ended December 31, 2016. The Board was informed that, among other things, the Portfolio outperformed its benchmark and exceeded its upper tolerance, which was primarily driven by positive performance stemming from securities lending.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio: The Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Portfolio, to the Portfolio. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective trust and institutional separate account product channels, as applicable.

The Board noted that the Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the total expense ratio each ranked in the first quartile, relative to the Portfolio’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Portfolio’s total expenses as a percentage of the Portfolio’s average daily net assets.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Portfolio to more fully participate in these economies of scale. The Board considered the Portfolio’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	37

Disclosure of Investment Advisory Agreement (concluded)	Master Extended Market Index Series

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

38	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Disclosure of Sub-Advisory Agreement	Master Extended Market Index Series

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met in person on November 16-18, 2016 (the “November 2016 Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, and BlackRock Fund Advisors (the “Sub-Advisor”) with respect to Master Extended Market Index Series (the “Portfolio”), a series of the Master LLC. The Board was informed that the Sub-Advisory Agreement was substantially the same as sub-advisory agreements previously approved with respect to certain other funds advised by the Manager.

On the date of the November 2016 Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Sub-Advisory Agreement.

The Board previously met in person on April 21, 2016 (the “April 2016 Meeting”) and on May 18-20, 2016 (the “May 2016 Meeting”) to consider the approval of the investment advisory agreement between the Master LLC, on behalf of the Portfolio, and the Manager (the “Advisory Agreement”). At the May 2016 Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2017. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2016 Meeting is included in the semi-annual shareholder report of the Portfolio for the period ended June 30, 2016.

At the November 2016 Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The factors considered by the Board at the November 2016 Meeting in connection with approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the April 2016 Meeting and the May 2016 Meeting with respect to approval of the Advisory Agreement.

Following discussion, the Board, including a majority of the Independent Board Members, approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	39

Officers and Directors

Rodney D. Johnson, Chair of the Board and Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Frederick W. Winter, Director

Barbara G. Novick, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Legal Counsel Sidley Austin LLP New York, NY 10019

Sub-Adviser BlackRock Fund Advisors San Francisco, CA 94105	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Series 100 Bellevue Parkway Wilmington, DE 19809

40	QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017

Additional Information

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762. ; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762. ; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	JUNE 30, 2017	41

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –  Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

  Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

  Date: August 28, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

  Date: August 28, 2017

3